JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 53.5%
FHLMC
Pool # 781087, ARM, 2.36%, 12/1/2033 (a)	37	36
Pool # 1B1665, ARM, 2.83%, 4/1/2034 (a)	14	14
Pool # 782979, ARM, 2.37%, 1/1/2035 (a)	40	40
Pool # 1B2844, ARM, 2.23%, 3/1/2035 (a)	22	21
Pool # 1Q0007, ARM, 4.02%, 12/1/2035 (a)	16	15
Pool # 972200, ARM, 2.66%, 3/1/2036 (a)	37	36
Pool # 1J1380, ARM, 3.50%, 3/1/2036 (a)	13	13
Pool # 1H2618, ARM, 3.25%, 5/1/2036 (a)	31	31
Pool # 1G2557, ARM, 3.35%, 6/1/2036 (a)	52	52
Pool # 1A1085, ARM, 3.97%, 8/1/2036 (a)	34	34
Pool # 1Q0105, ARM, 4.03%, 9/1/2036 (a)	14	14
Pool # 1N0249, ARM, 4.14%, 10/1/2036 (a)	11	11
Pool # 1A1096, ARM, 4.31%, 10/1/2036 (a)	84	85
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (a)	98	97
Pool # 1J1378, ARM, 1.89%, 11/1/2036 (a)	36	35
Pool # 1G2671, ARM, 2.39%, 11/1/2036 (a)	46	45
Pool # 1Q0737, ARM, 3.74%, 11/1/2036 (a)	34	33
Pool # 782760, ARM, 4.31%, 11/1/2036 (a)	57	58
Pool # 1G1386, ARM, 2.55%, 12/1/2036 (a)	20	20
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (a)	19	19
Pool # 1G1555, ARM, 2.66%, 2/1/2037 (a)	9	9
Pool # 1Q0739, ARM, 4.02%, 3/1/2037 (a)	38	39
Pool # 1Q0697, ARM, 3.49%, 5/1/2037 (a)	38	38
Pool # 1G2229, ARM, 4.02%, 9/1/2037 (a)	20	20
Pool # 1K0134, ARM, 4.35%, 10/1/2037 (a)	5	5
Pool # 1Q0722, ARM, 2.61%, 4/1/2038 (a)	23	23
Pool # 1Q0789, ARM, 2.82%, 5/1/2038 (a)	6	6
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	153	155
Pool # C91158, 6.50%, 1/1/2028	75	75
Pool # C91180, 5.50%, 3/1/2028	65	65
Pool # D98938, 4.00%, 2/1/2032	359	356
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	—	—
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	14	15
Pool # G03029, 6.00%, 10/1/2029	22	23
Pool # C68485, 7.00%, 7/1/2032	15	15
Pool # G01448, 7.00%, 8/1/2032	27	28
Pool # C75791, 5.50%, 1/1/2033	38	39
Pool # C01735, 4.00%, 10/1/2033	50	49
Pool # A13625, 5.50%, 10/1/2033	150	157
Pool # A16253, 6.00%, 11/1/2033	16	17
Pool # A16843, 6.00%, 12/1/2033	39	40
Pool # A24712, 6.50%, 7/1/2034	18	19
Pool # A28796, 6.50%, 11/1/2034	63	66
Pool # A46417, 7.00%, 4/1/2035	186	196

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A46987, 5.50%, 7/1/2035	327	342
Pool # A80290, 5.00%, 11/1/2035	389	401
Pool # G05713, 6.50%, 12/1/2035	312	324
Pool # A54679, 6.50%, 6/1/2036	19	20
Pool # C02637, 7.00%, 10/1/2036	136	140
Pool # C02660, 6.50%, 11/1/2036	52	55
Pool # G04077, 6.50%, 3/1/2038	92	96
Pool # G05190, 7.50%, 9/1/2038	14	15
Pool # C03466, 5.50%, 3/1/2040	76	80
Pool # A93511, 5.00%, 8/1/2040	590	603
Pool # G06493, 4.50%, 5/1/2041	968	971
Pool # G60039, 3.00%, 4/1/2043	3,908	3,590
Pool # G60105, 5.00%, 6/1/2044	1,345	1,377
Pool # Q37784, 3.50%, 12/1/2045	1,185	1,110
Pool # Q39412, 3.50%, 3/1/2046	549	515
Pool # Q40797, 3.50%, 5/1/2046	1,448	1,356
Pool # Q40922, 3.50%, 6/1/2046	461	432
Pool # Q42079, 3.50%, 7/1/2046	898	841
Pool # V84637, 4.00%, 9/1/2048	440	424
Pool # Q61709, 4.50%, 2/1/2049	1,074	1,064
Pool # Q62088, 4.50%, 2/1/2049	582	583
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	2	2
Pool # B90491, 7.50%, 1/1/2032	73	76
Pool # WA1626, 3.45%, 8/1/2032	8,588	7,955
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,865
Pool # U80047, 4.00%, 9/1/2032	286	273
Pool # U80068, 3.50%, 10/1/2032	331	317
Pool # U80125, 3.50%, 1/1/2033	980	935
Pool # U80173, 3.50%, 1/1/2033	879	843
Pool # U80265, 3.50%, 4/1/2033	1,089	1,034
Pool # L10224, 6.00%, 12/1/2034	106	107
Pool # H00158, 6.00%, 4/1/2036	194	192
Pool # L10291, 6.50%, 11/1/2036	153	159
Pool # P51353, 6.50%, 11/1/2036	102	106
Pool # P50595, 6.50%, 12/1/2036	274	288
Pool # P51361, 6.50%, 12/1/2036	67	70
Pool # G20028, 7.50%, 12/1/2036	85	87
Pool # G80365, 6.50%, 10/17/2038	117	120
Pool # U90690, 3.50%, 6/1/2042	2,676	2,521
Pool # U90975, 4.00%, 6/1/2042	1,664	1,609
Pool # T65101, 4.00%, 10/1/2042	457	426
Pool # U90378, 4.00%, 11/1/2042	2,470	2,389
Pool # U90542, 4.00%, 12/1/2042	861	831
Pool # U91449, 4.00%, 5/1/2043	2,432	2,347
Pool # U99051, 3.50%, 6/1/2043	361	340
Pool # U99134, 4.00%, 1/1/2046	1,473	1,422
Pool # U69030, 4.50%, 1/1/2046	1,000	994

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U69039, 4.00%, 2/1/2046	2,269	2,190
FHLMC UMBS, 20 Year
Pool # SC0104, 3.50%, 8/1/2035	4,405	4,314
Pool # ZT1675, 3.50%, 4/1/2037	2,590	2,494
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	773	715
Pool # RA1623, 4.00%, 9/1/2049	2,009	1,941
Pool # QA5403, 4.00%, 11/1/2049	795	764
Pool # QA5096, 4.00%, 12/1/2049	1,294	1,239
Pool # QA5982, 4.00%, 12/1/2049	950	908
Pool # RA2008, 4.00%, 1/1/2050	2,533	2,433
Pool # QA7351, 3.00%, 2/1/2050	353	315
Pool # RA2272, 3.50%, 2/1/2050	18,033	16,936
Pool # QB0097, 4.00%, 5/1/2050	683	664
Pool # RA4515, 4.00%, 2/1/2051	6,168	5,871
Pool # QC2209, 3.50%, 5/1/2051	2,060	1,893
Pool # QE5028, 5.00%, 6/1/2052	1,067	1,063
Pool # QE4140, 5.50%, 6/1/2052	5,795	5,906
FNMA
Pool # 54844, ARM, 2.80%, 9/1/2027 (a)	2	2
Pool # 303532, ARM, 3.97%, 3/1/2029 (a)	4	4
Pool # 555258, ARM, 2.65%, 1/1/2033 (a)	39	38
Pool # 722421, ARM, 2.66%, 7/1/2033 (a)	4	4
Pool # 686040, ARM, 3.67%, 7/1/2033 (a)	65	64
Pool # 746299, ARM, 4.06%, 9/1/2033 (a)	39	40
Pool # 743546, ARM, 3.73%, 11/1/2033 (a)	116	113
Pool # 766610, ARM, 3.36%, 1/1/2034 (a)	14	14
Pool # 735648, ARM, 3.99%, 2/1/2034 (a)	15	14
Pool # 770377, ARM, 2.35%, 4/1/2034 (a)	17	17
Pool # 751531, ARM, 3.34%, 5/1/2034 (a)	50	49
Pool # 778908, ARM, 3.68%, 6/1/2034 (a)	25	25
Pool # 800422, ARM, 2.46%, 8/1/2034 (a)	117	114
Pool # 735332, ARM, 3.63%, 8/1/2034 (a)	33	33
Pool # 790964, ARM, 3.90%, 9/1/2034 (a)	13	13
Pool # 735740, ARM, 3.19%, 10/1/2034 (a)	35	35
Pool # 794797, ARM, 3.54%, 10/1/2034 (a)	35	35
Pool # 803599, ARM, 3.83%, 10/1/2034 (a)	48	47
Pool # 803594, ARM, 3.84%, 10/1/2034 (a)	19	19
Pool # 896463, ARM, 4.32%, 10/1/2034 (a)	90	91
Pool # 810896, ARM, 4.11%, 1/1/2035 (a)	246	249
Pool # 816594, ARM, 3.79%, 2/1/2035 (a)	10	11
Pool # 735539, ARM, 2.70%, 4/1/2035 (a)	154	155
Pool # 745862, ARM, 3.28%, 4/1/2035 (a)	59	58
Pool # 821378, ARM, 3.04%, 5/1/2035 (a)	37	36
Pool # 823660, ARM, 3.16%, 5/1/2035 (a)	33	32
Pool # 821179, ARM, 3.19%, 5/1/2035 (a)	8	8
Pool # 745766, ARM, 3.46%, 6/1/2035 (a)	31	31
Pool # 832801, ARM, 3.90%, 9/1/2035 (a)	29	29

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 849251, ARM, 3.61%, 1/1/2036 (a)	27	26
Pool # 920843, ARM, 3.95%, 3/1/2036 (a)	434	445
Pool # 872825, ARM, 4.09%, 6/1/2036 (a)	43	44
Pool # 892868, ARM, 4.02%, 7/1/2036 (a)	34	34
Pool # 886558, ARM, 4.02%, 8/1/2036 (a)	32	32
Pool # 920547, ARM, 3.10%, 9/1/2036 (a)	97	98
Pool # 894239, ARM, 4.18%, 10/1/2036 (a)	23	23
Pool # 900191, ARM, 4.33%, 10/1/2036 (a)	17	17
Pool # 902818, ARM, 4.20%, 11/1/2036 (a)	1	1
Pool # 902955, ARM, 4.05%, 12/1/2036 (a)	21	21
Pool # 995919, ARM, 3.83%, 7/1/2037 (a)	27	27
Pool # 938346, ARM, 4.04%, 7/1/2037 (a)	14	14
Pool # AD0085, ARM, 3.49%, 11/1/2037 (a)	31	31
Pool # AD0179, ARM, 4.32%, 12/1/2037 (a)	31	31
Pool # 966946, ARM, 2.28%, 1/1/2038 (a)	15	15
FNMA UMBS, 15 Year
Pool # 995428, 5.50%, 11/1/2023	—	—
Pool # 995456, 6.50%, 2/1/2024	4	4
Pool # AD0133, 5.00%, 8/1/2024	6	6
Pool # AX7598, 3.00%, 1/1/2030	1,316	1,268
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	—	—
Pool # 257055, 6.50%, 12/1/2027	40	42
Pool # AE0049, 6.00%, 9/1/2029	41	42
Pool # MA0602, 3.50%, 12/1/2030	479	469
Pool # AP3582, 3.50%, 8/1/2032	636	622
Pool # AB9830, 3.50%, 7/1/2033	3,334	3,220
Pool # AL6238, 4.00%, 1/1/2035	981	963
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	15	16
Pool # 695533, 8.00%, 6/1/2027	8	9
Pool # 756020, 8.50%, 12/1/2027	3	3
Pool # 527285, 7.00%, 11/1/2028	2	2
Pool # 755973, 8.00%, 11/1/2028	47	49
Pool # 455759, 6.00%, 12/1/2028	8	8
Pool # 776702, 4.50%, 5/1/2029	10	10
Pool # 889020, 6.50%, 11/1/2029	54	56
Pool # 567036, 8.50%, 2/1/2030	19	19
Pool # 598559, 6.50%, 8/1/2031	24	25
Pool # 613000, 7.00%, 11/1/2031	22	22
Pool # 610591, 7.00%, 1/1/2032	31	31
Pool # 788150, 6.00%, 3/1/2032	13	14
Pool # 649734, 7.00%, 6/1/2032	7	7
Pool # 668825, 7.00%, 8/1/2032	6	6
Pool # 682078, 5.50%, 11/1/2032	160	168
Pool # 668562, 6.00%, 12/1/2032	26	26
Pool # 675555, 6.00%, 12/1/2032	12	12
Pool # AL0045, 6.00%, 12/1/2032	142	148

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 357363, 5.50%, 3/1/2033	205	213
Pool # 674349, 6.00%, 3/1/2033	14	14
Pool # 688625, 6.00%, 3/1/2033	17	17
Pool # 688655, 6.00%, 3/1/2033	4	4
Pool # 695584, 6.00%, 3/1/2033	5	5
Pool # 702901, 6.00%, 5/1/2033	136	142
Pool # 695403, 5.00%, 6/1/2033	85	87
Pool # 995656, 7.00%, 6/1/2033	101	107
Pool # 723852, 5.00%, 7/1/2033	32	33
Pool # 729296, 5.00%, 7/1/2033	97	100
Pool # 726912, 4.00%, 8/1/2033	3	3
Pool # 753696, 4.00%, 8/1/2033	19	18
Pool # 729379, 6.00%, 8/1/2033	16	17
Pool # 726914, 6.50%, 8/1/2033	8	8
Pool # 737825, 6.00%, 9/1/2033	30	31
Pool # AA7943, 4.00%, 10/1/2033	299	293
Pool # 750977, 4.50%, 11/1/2033	20	20
Pool # 725017, 5.50%, 12/1/2033	197	206
Pool # 759424, 5.50%, 1/1/2034	59	61
Pool # 751182, 5.50%, 3/1/2034	40	42
Pool # 751341, 5.50%, 3/1/2034	13	13
Pool # 767378, 5.50%, 3/1/2034	17	17
Pool # 776565, 4.00%, 4/1/2034	151	148
Pool # AC1317, 4.50%, 9/1/2034	154	152
Pool # 820347, 5.00%, 9/1/2035	34	35
Pool # 745281, 6.00%, 1/1/2036	26	27
Pool # 888417, 6.50%, 1/1/2036	50	52
Pool # 833629, 7.00%, 3/1/2036	18	18
Pool # 893268, 6.50%, 8/1/2036	62	64
Pool # 833657, 7.50%, 8/1/2036	11	11
Pool # AA0922, 6.00%, 9/1/2036	146	152
Pool # 878225, 6.50%, 10/1/2036	32	33
Pool # 985683, 8.00%, 10/1/2036	81	86
Pool # 888476, 7.50%, 5/1/2037	23	25
Pool # 945870, 6.50%, 8/1/2037	48	49
Pool # 946338, 7.00%, 9/1/2037	39	41
Pool # 888707, 7.50%, 10/1/2037	70	76
Pool # 889883, 6.50%, 3/1/2038	59	61
Pool # AC9081, 6.50%, 9/1/2038	103	110
Pool # 909236, 7.00%, 9/1/2038	280	306
Pool # 934591, 7.00%, 10/1/2038	38	41
Pool # AB2869, 6.00%, 11/1/2038	210	219
Pool # 995504, 7.50%, 11/1/2038	19	20
Pool # 257510, 7.00%, 12/1/2038	109	120
Pool # AD0753, 7.00%, 1/1/2039	193	214
Pool # 890661, 7.00%, 2/1/2039	860	909
Pool # AD0780, 7.50%, 4/1/2039	384	420
Pool # AD6377, 5.50%, 5/1/2040	60	62

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD4951, 5.00%, 7/1/2040	1,228	1,256
Pool # BM5364, 4.00%, 4/1/2042	1,524	1,486
Pool # AL6839, 5.00%, 4/1/2042	753	771
Pool # AR8128, 3.50%, 3/1/2043	1,146	1,080
Pool # AL8256, 3.00%, 8/1/2043	2,565	2,354
Pool # AZ8089, 4.00%, 7/1/2045	377	370
Pool # BA2343, 4.00%, 9/1/2045	1,731	1,685
Pool # BC9441, 3.50%, 4/1/2046	237	222
Pool # BC6982, 4.00%, 4/1/2046	1,318	1,284
Pool # BD0299, 3.50%, 5/1/2046	353	331
Pool # BC1249, 3.50%, 6/1/2046	242	226
Pool # BD1243, 3.50%, 6/1/2046	468	438
Pool # BD3066, 3.50%, 7/1/2046	549	514
Pool # BD3088, 3.50%, 7/1/2046	355	332
Pool # BD5248, 3.50%, 8/1/2046	1,214	1,136
Pool # BD7764, 3.50%, 9/1/2046	773	723
Pool # BE5870, 3.50%, 1/1/2047	1,847	1,744
Pool # BH4665, 4.00%, 6/1/2047	2,882	2,795
Pool # BH7626, 4.00%, 8/1/2047	1,174	1,133
Pool # BM3500, 4.00%, 9/1/2047	1,625	1,599
Pool # BH7663, 4.00%, 10/1/2047	2,282	2,220
Pool # BJ1778, 4.50%, 10/1/2047	620	616
Pool # BM3044, 4.00%, 11/1/2047	1,926	1,866
Pool # BE8351, 4.00%, 2/1/2048	640	616
Pool # BM3455, 4.50%, 2/1/2048	1,259	1,247
Pool # BK7006, 4.50%, 6/1/2048	399	393
Pool # BD9084, 4.50%, 7/1/2048	1,284	1,274
Pool # BK9303, 4.00%, 8/1/2048	1,379	1,354
Pool # CA4662, 3.50%, 9/1/2048	2,346	2,195
Pool # 890863, 5.00%, 9/1/2048	1,868	1,947
Pool # BN1829, 4.50%, 10/1/2048	945	936
Pool # BN4960, 5.00%, 12/1/2048	426	429
Pool # BM5430, 5.00%, 1/1/2049	2,292	2,319
Pool # BN5013, 5.00%, 1/1/2049	2,459	2,486
Pool # BN6788, 4.50%, 2/1/2049	446	441
Pool # BK0317, 4.00%, 3/1/2049	1,339	1,286
Pool # BO0719, 5.00%, 6/1/2049	1,425	1,440
Pool # BO0721, 5.00%, 6/1/2049	1,598	1,622
Pool # BO0722, 5.00%, 6/1/2049	504	522
Pool # BO4276, 3.50%, 7/1/2049	2,337	2,215
Pool # BO4277, 3.50%, 7/1/2049	3,917	3,704
Pool # BO4280, 4.00%, 7/1/2049	2,300	2,239
Pool # BN8529, 4.50%, 7/1/2049	439	440
Pool # BO3436, 4.50%, 7/1/2049	1,993	2,009
Pool # BO0718, 5.00%, 7/1/2049	1,672	1,691
Pool # BO0720, 5.00%, 7/1/2049	1,543	1,558
Pool # BO2496, 5.00%, 7/1/2049	2,942	2,979
Pool # BO2497, 5.00%, 7/1/2049	2,317	2,350

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO2498, 5.00%, 7/1/2049	2,611	2,669
Pool # BO2499, 5.00%, 7/1/2049	765	797
Pool # BO3408, 5.00%, 7/1/2049	596	596
Pool # BO3749, 4.00%, 8/1/2049	1,807	1,778
Pool # BO3999, 4.00%, 8/1/2049	831	797
Pool # BO2495, 5.00%, 8/1/2049	2,370	2,400
Pool # BK8769, 3.50%, 10/1/2049	1,428	1,322
Pool # CA4363, 4.00%, 10/1/2049	1,207	1,161
Pool # BO2888, 4.00%, 11/1/2049	1,372	1,327
Pool # BO4387, 4.00%, 11/1/2049	1,705	1,636
Pool # FM2526, 4.00%, 12/1/2049	3,180	3,122
Pool # BP1128, 4.00%, 1/1/2050	815	780
Pool # BP1132, 4.00%, 1/1/2050	904	877
Pool # BP1141, 4.00%, 1/1/2050	279	268
Pool # BP1847, 4.50%, 1/1/2050	1,635	1,650
Pool # BP6363, 3.00%, 4/1/2050	5,352	4,770
Pool # BP5296, 3.50%, 4/1/2050	3,298	3,052
Pool # BP5302, 4.00%, 4/1/2050	1,757	1,674
Pool # BP8337, 3.00%, 5/1/2050	4,218	3,872
Pool # CA5729, 3.00%, 5/1/2050	6,214	5,533
Pool # BP8338, 3.00%, 6/1/2050	3,626	3,329
Pool # BK2693, 3.50%, 6/1/2050	773	713
Pool # BP9337, 3.50%, 6/1/2050	3,050	2,941
Pool # BP9950, 3.50%, 6/1/2050	2,695	2,485
Pool # CA6361, 2.50%, 7/1/2050	3,791	3,300
Pool # CA6430, 3.50%, 7/1/2050	6,016	5,561
Pool # BO4410, 3.00%, 8/1/2050	4,314	3,840
Pool # BQ1646, 3.00%, 8/1/2050	3,655	3,301
Pool # BQ2143, 2.50%, 9/1/2050	9,913	8,537
Pool # BQ4113, 3.00%, 9/1/2050	1,898	1,690
Pool # BQ5586, 3.00%, 10/1/2050	3,305	2,940
Pool # BR0870, 3.50%, 2/1/2051	1,199	1,104
Pool # FM9961, 3.00%, 12/1/2051	9,695	8,593
Pool # BV3570, 3.00%, 2/1/2052	1,053	935
Pool # BV3283, 3.00%, 3/1/2052	8,705	7,716
Pool # BV3269, 3.50%, 3/1/2052	1,607	1,474
Pool # BV3276, 3.50%, 3/1/2052	3,029	2,777
Pool # BV9064, 3.50%, 4/1/2052	8,414	7,713
Pool # BW5359, 4.00%, 6/1/2052	2,235	2,132
Pool # BW3203, 5.00%, 6/1/2052	1,195	1,207
Pool # BW4016, 5.00%, 6/1/2052	1,732	1,752
Pool # BW4019, 5.00%, 6/1/2052	2,042	2,065
Pool # BW4041, 5.00%, 6/1/2052	1,001	1,007
Pool # BV7853, 5.00%, 7/1/2052	2,028	2,019
Pool # BW4042, 5.00%, 7/1/2052	1,811	1,805
Pool # BW5398, 5.00%, 7/1/2052	1,016	1,025
Pool # BX2815, 4.50%, 10/1/2052	2,078	2,047

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	3	3
Pool # 252155, 7.00%, 10/1/2028	13	13
Pool # 252334, 6.50%, 2/1/2029	47	48
Pool # 252409, 6.50%, 3/1/2029	43	43
Pool # 535442, 8.50%, 6/1/2030	1	1
Pool # 653815, 7.00%, 2/1/2033	13	13
Pool # 752786, 6.00%, 9/1/2033	26	26
Pool # 954255, 6.50%, 8/1/2037	366	374
Pool # 931717, 6.50%, 8/1/2039	187	191
Pool # CA3030, 4.50%, 1/1/2049	5,512	5,340
Pool # CA4047, 4.00%, 8/1/2049	6,082	5,753
Pool # CA4520, 3.50%, 11/1/2049	4,652	4,341
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	912	870
Pool # AN4571, 3.07%, 2/1/2027	1,650	1,569
Pool # AM8745, 2.81%, 5/1/2027	1,583	1,485
Pool # AM8987, 2.79%, 6/1/2027	857	803
Pool # 109421, 3.75%, 9/1/2028	1,891	1,832
Pool # BL0920, 3.82%, 9/1/2028	2,391	2,329
Pool # BL0819, 3.95%, 12/1/2028	5,075	4,972
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,681
Pool # AN4349, 3.35%, 1/1/2029	2,970	2,808
Pool # BS5292, 2.53%, 5/1/2029	22,121	19,871
Pool # AN5989, 3.21%, 7/1/2029	2,888	2,698
Pool # AN8154, 3.17%, 2/1/2030	6,202	5,790
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,911
Pool # BS7348, IO, 5.08%, 2/1/2030 (b)	6,000	6,124
Pool # AN6878, 3.11%, 4/1/2030	881	816
Pool # BS6827, 4.19%, 5/1/2030	3,997	3,967
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,465
Pool # BS5389, 3.03%, 11/1/2030	11,240	10,261
Pool # AN0099, 3.28%, 11/1/2030	6,743	6,230
Pool # BS6828, 4.07%, 1/1/2031	5,059	4,962
Pool # BS5378, 3.45%, 4/1/2031	2,514	2,354
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,284
Pool # AN1676, 2.99%, 5/1/2031	3,753	3,396
Pool # AI2479, 5.00%, 5/1/2031	115	117
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,223
Pool # BS2422, 1.67%, 7/1/2031	12,000	9,655
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,092
Pool # BS2898, 1.56%, 9/1/2031	20,203	15,959
Pool # BS4279, 2.00%, 9/1/2031	6,772	5,665
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,156
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,168
Pool # BS4525, 1.94%, 1/1/2032	8,500	6,909
Pool # BS4030, 1.96%, 1/1/2032	10,000	8,263
Pool # BS4315, 1.98%, 1/1/2032	16,418	13,459

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS4142, 2.13%, 1/1/2032	7,885	6,658
Pool # BL1054, 4.25%, 2/1/2032	1,719	1,679
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,196	15,370
Pool # BS4654, 2.39%, 3/1/2032	4,939	4,233
Pool # BS5130, 2.55%, 4/1/2032	4,949	4,313
Pool # BS5193, 2.62%, 4/1/2032	8,053	6,957
Pool # BS5259, 2.84%, 4/1/2032	10,000	8,827
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,214
Pool # BS5452, 3.09%, 5/1/2032	9,070	8,139
Pool # BS5643, 3.62%, 5/1/2032	3,572	3,368
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,058
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,800
Pool # BS4203, 2.36%, 8/1/2032	6,000	5,035
Pool # AN6123, 3.06%, 8/1/2032	800	716
Pool # BS6301, 3.67%, 8/1/2032	21,407	20,171
Pool # BS6611, 3.72%, 8/1/2032	8,972	8,507
Pool # BS6425, 3.88%, 8/1/2032	6,208	5,960
Pool # BS6269, 4.03%, 8/1/2032	1,797	1,744
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,240
Pool # BS6335, 3.75%, 9/1/2032	8,240	7,824
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,306
Pool # BS6440, 3.78%, 9/1/2032	8,185	7,781
Pool # BS6339, 3.80%, 9/1/2032	11,723	11,161
Pool # BS6697, 4.12%, 9/1/2032	4,405	4,333
Pool # BS6698, 4.12%, 9/1/2032	6,934	6,779
Pool # AN6651, 2.94%, 10/1/2032	633	565
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,181
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,991
Pool # BS6849, 4.23%, 11/1/2032	4,000	3,944
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,802
Pool # BS6994, 4.85%, 11/1/2032	2,000	2,074
Pool # BS7223, 5.09%, 11/1/2032	4,000	4,226
Pool # BS7001, 4.36%, 12/1/2032 (b)	6,105	6,051
Pool # BS7090, 4.45%, 12/1/2032	6,430	6,454
Pool # BS7095, 4.80%, 12/1/2032 (b)	3,881	4,007
Pool # BS7320, IO, 4.88%, 12/1/2032 (b)	12,000	12,324
Pool # BS7318, 4.94%, 12/1/2032 (b)	1,529	1,576
Pool # BS7182, IO, 5.11%, 12/1/2032 (b)	6,000	6,226
Pool # BS7267, IO, 5.18%, 12/1/2032 (b)	2,380	2,486
Pool # AD8548, 5.50%, 1/1/2033	146	146
Pool # AR7484, 3.50%, 2/1/2033	788	751
Pool # BS2088, 2.02%, 5/1/2033	6,354	5,170
Pool # AT7117, 3.50%, 6/1/2033	972	920
Pool # BS2389, 1.86%, 7/1/2033	18,000	14,027
Pool # BS2933, 1.82%, 9/1/2033	6,500	5,057
Pool # 754922, 5.50%, 9/1/2033	48	49
Pool # BS3445, 1.88%, 10/1/2033	9,794	7,890
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,813

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 109738, 3.78%, 10/1/2033	4,825	4,534
Pool # BS3315, 1.82%, 11/1/2033	23,000	17,816
Pool # 762520, 4.00%, 11/1/2033	131	127
Pool # BS4163, 2.04%, 1/1/2034	9,754	7,942
Pool # BS4911, 2.49%, 4/1/2034	3,957	3,334
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,315
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,716
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,685
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,709
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,383
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,714
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,517
Pool # 847108, 6.50%, 10/1/2035	53	53
Pool # 881628, 5.00%, 1/1/2036	7	7
Pool # 256128, 6.00%, 2/1/2036	7	7
Pool # BS7254, 5.42%, 3/1/2036	1,970	2,009
Pool # 868763, 6.50%, 4/1/2036	7	7
Pool # 872740, 6.50%, 6/1/2036	31	32
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,552
Pool # BS4040, 2.37%, 12/1/2036	11,965	9,036
Pool # 256651, 6.00%, 3/1/2037	14	14
Pool # 888408, 6.00%, 3/1/2037	28	29
Pool # 888373, 7.00%, 3/1/2037	32	33
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,334
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,249
Pool # 888796, 6.00%, 9/1/2037	94	94
Pool # 888698, 7.00%, 10/1/2037	44	46
Pool # AN7345, 3.21%, 11/1/2037	8,163	7,078
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,929
Pool # 257172, 5.50%, 4/1/2038	18	18
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	278	260
Pool # AL2606, 4.00%, 3/1/2042	135	126
Pool # AO6757, 4.00%, 6/1/2042	1,058	1,022
Pool # AO7225, 4.00%, 7/1/2042	629	608
Pool # AO9352, 4.00%, 7/1/2042	444	429
Pool # AO9353, 4.00%, 7/1/2042	527	507
Pool # AP0838, 4.00%, 7/1/2042	3,242	3,125
Pool # MA1125, 4.00%, 7/1/2042	243	235
Pool # MA1177, 3.50%, 9/1/2042	352	331
Pool # MA1178, 4.00%, 9/1/2042	717	692
Pool # MA1213, 3.50%, 10/1/2042	1,672	1,574
Pool # AR1397, 3.00%, 1/1/2043	796	717
Pool # AB8517, 3.00%, 2/1/2043	352	318
Pool # MA1373, 3.50%, 3/1/2043	1,843	1,735
Pool # MA1437, 3.50%, 5/1/2043	547	515
Pool # MA1442, 4.00%, 5/1/2043	1,359	1,310
Pool # MA1463, 3.50%, 6/1/2043	921	867

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1552, 3.00%, 8/1/2043	631	569
Pool # MA1582, 3.50%, 9/1/2043	122	115
Pool # MA2434, 3.50%, 9/1/2045	657	616
Pool # MA2493, 3.50%, 12/1/2045	129	121
Pool # BC1157, 3.50%, 1/1/2046	582	549
Pool # MA2545, 3.50%, 2/1/2046	233	218
Pool # AS6970, 3.50%, 4/1/2046	1,403	1,313
Pool # BC8400, 3.50%, 5/1/2046	352	330
Pool # AS7424, 3.50%, 6/1/2046	944	884
Pool # MA2658, 3.50%, 6/1/2046	3,761	3,520
Pool # BF0491, 3.50%, 12/1/2054	15,740	14,692
Pool # BF0557, 2.50%, 12/1/2055	6,896	5,938
Pool # BF0141, 5.50%, 9/1/2056	8,358	8,744
Pool # BF0230, 5.50%, 1/1/2058	7,229	7,540
Pool # BF0271, 5.50%, 5/1/2058	4,217	4,372
Pool # BF0340, 5.00%, 1/1/2059	7,627	7,876
Pool # BF0464, 3.50%, 3/1/2060	5,680	5,251
Pool # BF0507, 3.00%, 9/1/2060	3,370	2,974
Pool # BF0560, 2.50%, 9/1/2061	11,270	9,424
Pool # BF0562, 3.50%, 9/1/2061	9,418	8,609
Pool # BF0583, 4.00%, 12/1/2061	4,753	4,544
Pool # BF0586, 5.00%, 12/1/2061	3,860	3,842
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 12/25/2052 (b)	50,000	50,568
GNMA I, 30 Year
Pool # 554105, 6.50%, 3/15/2023	1	1
Pool # 345288, 7.50%, 3/15/2023	—	—
Pool # 623185, 7.00%, 8/15/2023	2	2
Pool # 628407, 6.50%, 11/15/2023	3	3
Pool # 441957, 6.38%, 8/15/2026	12	13
Pool # 780653, 6.50%, 10/15/2027	139	143
Pool # 450038, 7.50%, 7/15/2028	4	4
Pool # 486537, 7.50%, 9/15/2028	3	3
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 556255, 6.50%, 10/15/2031	29	30
Pool # 569568, 6.50%, 1/15/2032	123	128
Pool # 611453, 7.00%, 4/15/2032	9	9
Pool # 569423, 7.00%, 5/15/2032	34	35
Pool # 591882, 6.50%, 7/15/2032	16	17
Pool # 552665, 7.00%, 7/15/2032	25	25
Pool # 782032, 7.00%, 10/15/2032	66	69
Pool # 591420, 7.50%, 1/15/2033	17	17
Pool # 607645, 6.50%, 2/15/2033	14	15
Pool # 604168, 6.50%, 4/15/2033	12	12
Pool # 615786, 7.00%, 5/15/2033	9	9
Pool # 781614, 7.00%, 6/15/2033	29	31
Pool # 638733, 7.00%, 3/15/2037	148	151
Pool # 759537, 3.49%, 1/15/2041	1,163	1,128
Pool # 759561, 3.49%, 1/15/2041	281	270

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 759374, 3.49%, 2/15/2041	1,038	1,006
Pool # 762703, 3.49%, 2/15/2041	487	472
Pool # 762954, 2.99%, 3/15/2041	204	198
Pool # 763239, 2.99%, 3/15/2041	182	176
Pool # 762751, 3.49%, 3/15/2041	1,271	1,232
Pool # 762953, 3.49%, 3/15/2041	737	714
Pool # 762973, 3.49%, 3/15/2041	206	199
Pool # 763140, 3.13%, 4/15/2041	119	117
Pool # 763021, 3.49%, 4/15/2041	143	138
Pool # 763180, 3.49%, 4/15/2041	64	62
Pool # 380437, 3.13%, 5/15/2041	118	115
Pool # 770881, 3.13%, 5/15/2041	117	115
Pool # 763366, 3.49%, 5/15/2041	57	55
Pool # 770909, 2.99%, 6/15/2041	275	266
Pool # 380436, 3.38%, 6/15/2041	316	311
Pool # 770754, 3.38%, 6/15/2041	356	350
Pool # 770879, 3.38%, 6/15/2041	84	80
Pool # AT7652, 4.00%, 8/15/2046	1,103	1,072
Pool # 784450, 4.00%, 2/15/2048	4,833	4,638
Pool # BI6468, 5.00%, 12/15/2048	2,741	2,784
Pool # BM1750, 5.00%, 4/15/2049	1,547	1,602
Pool # BM4206, 5.00%, 4/15/2049	1,372	1,394
Pool # BM4207, 5.00%, 4/15/2049	777	793
Pool # BM4208, 5.00%, 4/15/2049	3,330	3,410
Pool # BM1957, 5.00%, 5/15/2049	2,225	2,260
Pool # BN4051, 5.00%, 6/15/2049	2,941	2,988
Pool # BN4052, 5.00%, 6/15/2049	3,434	3,503
Pool # BN4053, 5.00%, 6/15/2049	4,208	4,309
Pool # BM9691, 4.50%, 7/15/2049	3,417	3,396
Pool # BM2141, 5.00%, 7/15/2049	1,682	1,739
Pool # BM2163, 5.00%, 7/15/2049	2,759	2,854
Pool # BM2281, 5.00%, 7/15/2049	2,690	2,719
Pool # BM2305, 5.00%, 8/15/2049	1,510	1,559
Pool # BV2390, 3.50%, 7/15/2050	1,431	1,378
Pool # BW7021, 3.50%, 8/15/2050	3,878	3,736
Pool # BW7044, 3.50%, 9/15/2050	4,008	3,860
Pool # BW7064, 3.50%, 10/15/2050	1,814	1,747
Pool # BY7857, 3.50%, 11/15/2050	1,456	1,402
Pool # BY7874, 3.50%, 12/15/2050	1,053	1,014
Pool # CA3251, 3.50%, 12/15/2050	1,167	1,124
Pool # BY7887, 3.50%, 1/15/2051	2,967	2,858
Pool # CA3320, 3.50%, 1/15/2051	1,581	1,524
Pool # CA3304, 3.50%, 2/15/2051	1,151	1,109
Pool # CE2513, 3.50%, 5/15/2051	1,164	1,080
Pool # CO1898, 5.50%, 7/15/2052	4,962	5,139
Pool # CO1926, 5.00%, 10/15/2052	4,330	4,415
GNMA II
Pool # CG8187, ARM, 5.70%, 8/20/2071 (a)	9,453	9,664

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CH2658, ARM, 5.74%, 9/20/2071 (a)	4,761	4,879
Pool # CH4939, ARM, 5.69%, 10/20/2071 (a)	3,364	3,440
Pool # CJ6767, ARM, 5.55%, 11/20/2071 (a)	9,589	9,748
Pool # CJ7141, ARM, 5.66%, 11/20/2071 (a)	4,400	4,498
Pool # CJ9640, ARM, 5.73%, 11/20/2071 (a)	10,604	10,870
Pool # CE5553, ARM, 5.84%, 11/20/2071 (a)	11,646	12,038
Pool # CE5557, ARM, 5.84%, 11/20/2071 (a)	9,917	10,249
Pool # CK2767, ARM, 5.86%, 12/20/2071 (a)	8,819	9,128
Pool # CJ7149, ARM, 5.90%, 12/20/2071 (a)	5,397	5,586
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 737076, 6.50%, 10/20/2033	142	144
Pool # 616732, 6.50%, 9/20/2034	99	97
Pool # 748766, 6.50%, 1/20/2039	38	37
Pool # 752496, 6.50%, 1/20/2039	116	121
Pool # 783389, 6.00%, 8/20/2039	474	504
Pool # 783444, 5.50%, 9/20/2039	96	99
Pool # 742853, 3.88%, 4/20/2040	1,319	1,260
Pool # 742810, 3.88%, 6/20/2040	1,282	1,225
Pool # 742801, 3.88%, 8/20/2040	362	346
Pool # 742876, 3.25%, 11/20/2040	1,033	954
Pool # 742878, 3.88%, 11/20/2040	4,647	4,437
Pool # BZ8504, 2.50%, 12/20/2040	960	844
Pool # 742883, 3.25%, 2/20/2041	2,011	1,889
Pool # 742885, 3.75%, 2/20/2041	148	141
Pool # 742884, 3.88%, 2/20/2041	2,352	2,248
Pool # 751810, 3.50%, 3/20/2041	764	715
Pool # BZ1781, 4.50%, 5/20/2041	617	614
Pool # BZ1778, 4.00%, 10/20/2041	622	610
Pool # BZ1774, 3.50%, 12/20/2041	1,355	1,259
Pool # BZ1664, 4.00%, 12/20/2042	906	885
Pool # BZ1780, 4.50%, 10/20/2043	896	889
Pool # AE8053, 4.00%, 12/20/2043	930	898
Pool # BZ1770, 3.00%, 6/20/2044	2,227	2,016
Pool # BZ1661, 3.50%, 8/20/2044	1,106	1,037
Pool # BZ1773, 3.50%, 9/20/2044	2,220	2,089
Pool # AJ9020, 4.50%, 10/20/2044	138	135
Pool # 783967, 4.25%, 12/20/2044	1,912	1,890
Pool # BZ1777, 4.00%, 3/20/2045	577	564
Pool # BY6444, 2.50%, 11/20/2045	837	736
Pool # BZ8502, 2.50%, 12/20/2045	1,561	1,370

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ8503, 2.50%, 12/20/2045	1,198	1,051
Pool # AK8803, 4.00%, 3/20/2046	1,158	1,127
Pool # BZ1663, 4.00%, 7/20/2046	1,457	1,417
Pool # AS8110, 3.75%, 8/20/2046	2,086	1,991
Pool # AY2378, 3.25%, 2/20/2047	277	258
Pool # AY2381, 4.25%, 7/20/2047	1,034	1,008
Pool # BZ1769, 3.00%, 8/20/2047	1,921	1,741
Pool # BZ1654, 3.00%, 9/20/2047	723	656
Pool # AY2388, 4.25%, 9/20/2047	3,446	3,359
Pool # BD3185, 4.00%, 10/20/2047	9,678	9,304
Pool # BZ1660, 3.50%, 11/20/2047	1,835	1,705
Pool # BZ1772, 3.50%, 11/20/2047	4,562	4,238
Pool # BZ1776, 4.00%, 11/20/2047	2,037	1,984
Pool # AY2392, 4.25%, 11/20/2047	3,993	3,893
Pool # BE4662, 4.00%, 12/20/2047	13,135	12,853
Pool # BB8795, 4.00%, 1/20/2048	3,144	3,022
Pool # AY2395, 4.25%, 1/20/2048	2,648	2,582
Pool # AY2404, 4.25%, 5/20/2048	3,850	3,744
Pool # BG6360, 5.00%, 5/20/2048	2,489	2,575
Pool # BF2645, 5.50%, 5/20/2048	505	516
Pool # AY2405, 4.25%, 6/20/2048	5,048	4,909
Pool # BD0531, 5.00%, 6/20/2048	730	744
Pool # BD0532, 5.00%, 6/20/2048	717	722
Pool # BF2971, 5.00%, 6/20/2048	1,042	1,049
Pool # AY2407, 4.25%, 7/20/2048	2,064	2,007
Pool # AY2408, 4.50%, 7/20/2048	954	941
Pool # BG7397, 4.50%, 7/20/2048	1,163	1,151
Pool # BF3017, 5.00%, 7/20/2048	971	989
Pool # AY2409, 4.25%, 8/20/2048	1,737	1,685
Pool # AY2410, 4.50%, 8/20/2048	1,102	1,086
Pool # BD0550, 5.00%, 8/20/2048	1,380	1,402
Pool # BG7389, 5.00%, 8/20/2048	1,042	1,049
Pool # BG7391, 5.00%, 8/20/2048	987	1,002
Pool # AY2412, 4.50%, 9/20/2048	4,714	4,646
Pool # 784626, 4.50%, 10/20/2048	507	500
Pool # BI4488, 4.50%, 11/20/2048	986	974
Pool # BK2585, 5.00%, 11/20/2048	540	551
Pool # BK2586, 5.00%, 11/20/2048	610	622
Pool # BI6431, 4.50%, 12/20/2048	1,960	1,949
Pool # BI6669, 4.50%, 12/20/2048	1,683	1,678
Pool # BH3133, 5.00%, 12/20/2048	2,467	2,487
Pool # BJ7083, 5.00%, 12/20/2048	152	152
Pool # BJ7084, 5.00%, 12/20/2048	1,472	1,502
Pool # BK7169, 5.00%, 12/20/2048	1,222	1,240
Pool # BJ1334, 5.00%, 1/20/2049	1,853	1,868
Pool # BJ9641, 5.00%, 1/20/2049	1,360	1,398
Pool # BJ9642, 5.00%, 1/20/2049	967	1,000
Pool # BJ9824, 4.50%, 2/20/2049	2,208	2,176

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ9825, 4.50%, 2/20/2049	1,223	1,205
Pool # BK7188, 4.50%, 2/20/2049	1,425	1,413
Pool # BJ9630, 5.00%, 2/20/2049	541	547
Pool # BJ9633, 5.00%, 2/20/2049	793	797
Pool # BK7189, 5.00%, 2/20/2049	1,421	1,448
Pool # BK7198, 4.50%, 3/20/2049	975	957
Pool # BL6765, 5.50%, 5/20/2049	1,811	1,850
Pool # BN0907, 4.50%, 6/20/2049	970	956
Pool # BN1498, 5.00%, 6/20/2049	1,980	1,992
Pool # BN1499, 5.00%, 6/20/2049	2,725	2,779
Pool # BN1500, 5.50%, 6/20/2049	845	862
Pool # BN2627, 4.00%, 7/20/2049	2,279	2,191
Pool # BN2628, 4.00%, 7/20/2049	2,555	2,457
Pool # BO0521, 4.00%, 7/20/2049	501	487
Pool # BM9692, 4.50%, 7/20/2049	903	888
Pool # BN0879, 5.00%, 7/20/2049	330	333
Pool # BO3160, 5.00%, 7/20/2049	777	786
Pool # BP4237, 5.00%, 7/20/2049	722	734
Pool # BP4238, 5.00%, 7/20/2049	462	476
Pool # BP4240, 5.00%, 7/20/2049	681	702
Pool # BP4241, 5.00%, 7/20/2049	1,018	1,048
Pool # BP4242, 5.00%, 7/20/2049	630	657
Pool # BL9354, 4.00%, 8/20/2049	1,251	1,208
Pool # BM2327, 4.00%, 8/20/2049	559	533
Pool # BM2418, 4.00%, 8/20/2049	1,260	1,235
Pool # BN0884, 4.00%, 8/20/2049	495	476
Pool # BN0889, 4.50%, 8/20/2049	570	561
Pool # BN7048, 4.50%, 8/20/2049	2,949	2,901
Pool # BN7049, 4.50%, 8/20/2049	4,156	4,114
Pool # BN0890, 5.00%, 8/20/2049	513	521
Pool # BN0891, 5.00%, 8/20/2049	364	367
Pool # BN0893, 5.00%, 8/20/2049	573	579
Pool # BO3257, 5.00%, 8/20/2049	776	783
Pool # BP4290, 5.00%, 8/20/2049	897	903
Pool # BP4291, 5.00%, 8/20/2049	630	634
Pool # BP4292, 5.00%, 8/20/2049	1,941	1,965
Pool # BP4293, 5.00%, 8/20/2049	1,406	1,425
Pool # BP4294, 5.00%, 8/20/2049	681	697
Pool # BN0896, 4.00%, 9/20/2049	1,410	1,356
Pool # BI0930, 4.50%, 9/20/2049	1,694	1,729
Pool # BM9714, 4.50%, 9/20/2049	607	610
Pool # 784810, 5.00%, 9/20/2049	3,908	3,936
Pool # AC2995, 5.00%, 9/20/2049	2,559	2,648
Pool # BP2853, 5.00%, 9/20/2049	1,599	1,618
Pool # BP8644, 5.00%, 9/20/2049	1,386	1,406
Pool # BP8645, 5.00%, 9/20/2049	547	553
Pool # BQ3138, 4.00%, 10/20/2049	847	814
Pool # AC2994, 4.50%, 10/20/2049	838	841

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ9513, 3.50%, 11/20/2049	1,371	1,288
Pool # BQ3791, 4.00%, 11/20/2049	1,637	1,574
Pool # BR2638, 4.00%, 11/20/2049	464	446
Pool # 784847, 4.50%, 11/20/2049	3,827	3,751
Pool # BP2896, 4.50%, 11/20/2049	1,454	1,454
Pool # BP7772, 4.50%, 11/20/2049	355	357
Pool # BP8665, 4.50%, 11/20/2049	525	517
Pool # BP8666, 4.50%, 11/20/2049	1,236	1,217
Pool # BP8667, 5.00%, 11/20/2049	621	629
Pool # BP8668, 5.00%, 11/20/2049	372	375
Pool # BR1542, 5.00%, 11/20/2049	1,018	1,025
Pool # BP8669, 5.50%, 11/20/2049	246	250
Pool # BP7668, 3.50%, 12/20/2049	6,407	6,040
Pool # BP7795, 3.50%, 12/20/2049	1,938	1,822
Pool # BP8670, 3.50%, 12/20/2049	857	802
Pool # BL9372, 4.00%, 12/20/2049	966	928
Pool # BP5516, 4.00%, 12/20/2049	1,106	1,084
Pool # BP8672, 4.00%, 12/20/2049	816	785
Pool # BP8673, 4.00%, 12/20/2049	930	894
Pool # BP8674, 4.00%, 12/20/2049	1,143	1,098
Pool # BQ3790, 4.00%, 12/20/2049	4,585	4,409
Pool # BJ9866, 4.50%, 12/20/2049	2,662	2,624
Pool # BL9374, 4.50%, 12/20/2049	144	146
Pool # BP8676, 4.50%, 12/20/2049	895	882
Pool # BP8677, 4.50%, 12/20/2049	1,730	1,705
Pool # BP8678, 5.00%, 12/20/2049	1,158	1,174
Pool # BP8679, 5.50%, 12/20/2049	784	816
Pool # BP8021, 3.50%, 1/20/2050	1,823	1,742
Pool # BP8681, 3.50%, 1/20/2050	1,497	1,391
Pool # BL9379, 4.00%, 1/20/2050	2,313	2,224
Pool # BP8682, 4.00%, 1/20/2050	1,422	1,367
Pool # BP8683, 4.00%, 1/20/2050	1,130	1,087
Pool # BT0281, 4.00%, 1/20/2050	3,300	3,281
Pool # BP8688, 4.50%, 1/20/2050	2,193	2,161
Pool # BR0539, 4.50%, 1/20/2050	2,823	2,822
Pool # BP8020, 3.50%, 2/20/2050	1,002	958
Pool # BP8022, 3.50%, 2/20/2050	1,630	1,553
Pool # BQ1338, 4.00%, 2/20/2050	4,277	4,112
Pool # BQ7054, 4.00%, 2/20/2050	2,348	2,258
Pool # BS8384, 5.00%, 2/20/2050	1,566	1,594
Pool # BS8400, 3.00%, 3/20/2050	5,149	4,653
Pool # BT0397, 3.00%, 3/20/2050	770	688
Pool # BQ4110, 3.50%, 3/20/2050	5,777	5,602
Pool # BS5879, 3.50%, 3/20/2050	1,066	996
Pool # BS8411, 3.50%, 3/20/2050	4,014	3,753
Pool # BT0399, 3.50%, 3/20/2050	1,012	941
Pool # BT3628, 3.50%, 3/20/2050	1,788	1,730
Pool # BT3629, 3.50%, 3/20/2050	761	734

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BT8043, 3.50%, 3/20/2050	1,293	1,216
Pool # BT8044, 3.50%, 3/20/2050	3,169	2,979
Pool # BT8045, 3.50%, 3/20/2050	4,053	3,789
Pool # BT8046, 3.50%, 3/20/2050	5,320	4,985
Pool # BT8047, 3.50%, 3/20/2050	3,810	3,633
Pool # BT8048, 3.50%, 3/20/2050	3,261	3,154
Pool # BS5873, 4.00%, 3/20/2050	463	446
Pool # BS5874, 4.00%, 3/20/2050	2,906	2,794
Pool # BQ7064, 3.50%, 4/20/2050	823	769
Pool # BT3736, 3.50%, 4/20/2050	2,184	2,042
Pool # BU3072, 5.00%, 4/20/2050	1,106	1,138
Pool # BQ4098, 3.00%, 5/20/2050	7,454	6,745
Pool # BR3899, 3.00%, 5/20/2050	1,010	914
Pool # BT4019, 3.00%, 5/20/2050	3,535	3,195
Pool # BQ7069, 3.25%, 5/20/2050	2,364	2,170
Pool # BQ7083, 3.25%, 5/20/2050	633	578
Pool # BS7609, 3.50%, 5/20/2050	3,769	3,502
Pool # BT3843, 3.50%, 5/20/2050	1,644	1,554
Pool # BQ7073, 4.00%, 5/20/2050	336	322
Pool # BV2935, 4.50%, 5/20/2050	804	821
Pool # BV6609, 4.50%, 5/20/2050	371	374
Pool # BV6631, 4.50%, 5/20/2050	1,250	1,252
Pool # BV6670, 4.50%, 5/20/2050	1,066	1,071
Pool # MA6661, 5.50%, 5/20/2050	94	97
Pool # BT4096, 3.00%, 6/20/2050	4,857	4,389
Pool # BU7682, 3.00%, 6/20/2050	4,705	4,298
Pool # BQ7084, 3.25%, 6/20/2050	2,700	2,480
Pool # BV8680, 3.50%, 6/20/2050	1,951	1,825
Pool # BV8683, 3.50%, 6/20/2050	904	845
Pool # BV8684, 3.50%, 6/20/2050	1,637	1,531
Pool # BV8685, 3.50%, 6/20/2050	1,514	1,407
Pool # BQ7086, 4.00%, 6/20/2050	2,558	2,458
Pool # BQ7092, 4.00%, 6/20/2050	2,162	2,115
Pool # BR3901, 4.00%, 6/20/2050	1,237	1,189
Pool # BT4070, 4.00%, 6/20/2050	692	678
Pool # BV8688, 4.00%, 6/20/2050	1,461	1,404
Pool # BQ7087, 4.25%, 6/20/2050	1,024	995
Pool # BV2372, 4.50%, 6/20/2050	1,382	1,372
Pool # BV6632, 4.50%, 6/20/2050	2,888	2,914
Pool # BQ7088, 5.00%, 6/20/2050	890	893
Pool # BV8696, 3.00%, 7/20/2050	3,103	2,805
Pool # BV8711, 3.00%, 7/20/2050	2,907	2,627
Pool # BV8727, 3.00%, 7/20/2050	1,864	1,694
Pool # BW0561, 3.00%, 7/20/2050	1,350	1,193
Pool # BQ7085, 3.25%, 7/20/2050	4,603	4,218
Pool # BV8699, 3.50%, 7/20/2050	1,863	1,741
Pool # BV8700, 3.50%, 7/20/2050	1,597	1,484
Pool # BV8716, 3.50%, 7/20/2050	1,977	1,837

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ7097, 4.00%, 7/20/2050	3,627	3,486
Pool # BU7564, 4.00%, 7/20/2050	2,547	2,439
Pool # BV8702, 4.00%, 7/20/2050	714	687
Pool # BW5975, 4.00%, 7/20/2050	573	549
Pool # BW5994, 4.00%, 7/20/2050	1,370	1,357
Pool # BV2395, 4.50%, 7/20/2050	1,690	1,699
Pool # BV8722, 2.50%, 8/20/2050	3,279	2,884
Pool # BV8726, 3.00%, 8/20/2050	835	757
Pool # BX4922, 3.00%, 8/20/2050	523	474
Pool # BX4923, 3.00%, 8/20/2050	2,915	2,634
Pool # BW1746, 3.25%, 8/20/2050	3,836	3,522
Pool # BR3911, 3.50%, 8/20/2050	4,003	3,719
Pool # BV2402, 3.50%, 8/20/2050	5,671	5,268
Pool # BX4927, 3.50%, 8/20/2050	1,371	1,282
Pool # BX4928, 3.50%, 8/20/2050	1,728	1,605
Pool # BX4939, 3.50%, 8/20/2050	2,931	2,740
Pool # BW1747, 4.00%, 8/20/2050	696	669
Pool # BW7383, 4.00%, 8/20/2050	4,421	4,286
Pool # BX6092, 4.00%, 8/20/2050	3,043	2,946
Pool # BX6093, 4.00%, 8/20/2050	7,196	6,909
Pool # BW0559, 4.50%, 8/20/2050	770	755
Pool # BW7033, 4.50%, 8/20/2050	701	701
Pool # BZ1653, 3.00%, 9/20/2050	812	737
Pool # BW1757, 3.25%, 9/20/2050	4,155	3,807
Pool # BR3917, 3.50%, 9/20/2050	8,560	7,951
Pool # BU7559, 3.50%, 9/20/2050	5,470	5,082
Pool # BW1718, 3.50%, 9/20/2050	4,273	3,986
Pool # BW1758, 3.50%, 9/20/2050	2,102	1,966
Pool # BX4956, 3.50%, 9/20/2050	2,222	2,077
Pool # BY3407, 3.50%, 9/20/2050	3,143	2,940
Pool # BY3408, 3.50%, 9/20/2050	1,285	1,202
Pool # BY3432, 3.50%, 9/20/2050	3,160	2,935
Pool # BR3918, 4.00%, 9/20/2050	719	691
Pool # BW1759, 4.00%, 9/20/2050	1,629	1,560
Pool # BX3717, 4.00%, 9/20/2050	618	592
Pool # BX3718, 4.00%, 9/20/2050	816	781
Pool # BW7043, 4.50%, 9/20/2050	1,131	1,131
Pool # BW1760, 4.75%, 9/20/2050	1,039	1,034
Pool # BX4971, 2.50%, 10/20/2050	1,438	1,261
Pool # BY6410, 2.50%, 10/20/2050	1,329	1,169
Pool # BW1771, 3.00%, 10/20/2050	1,475	1,337
Pool # BW1772, 3.25%, 10/20/2050	1,778	1,633
Pool # BU7550, 3.50%, 10/20/2050	6,845	6,360
Pool # BW1773, 3.50%, 10/20/2050	1,725	1,612
Pool # BY6416, 3.50%, 10/20/2050	1,571	1,469
Pool # BZ1658, 3.50%, 10/20/2050	727	680
Pool # BY6421, 4.00%, 10/20/2050	828	793
Pool # BZ1662, 4.00%, 10/20/2050	996	958

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW1774, 4.25%, 10/20/2050	1,054	1,022
Pool # BY6440, 2.50%, 11/20/2050	2,481	2,178
Pool # BY6441, 2.50%, 11/20/2050	2,154	1,890
Pool # BY6443, 2.50%, 11/20/2050	1,915	1,678
Pool # BY6445, 2.50%, 11/20/2050	2,312	2,033
Pool # BY6447, 3.00%, 11/20/2050	3,734	3,388
Pool # BZ2574, 3.00%, 11/20/2050	1,023	924
Pool # BZ3559, 3.00%, 11/20/2050	983	888
Pool # BZ2575, 3.25%, 11/20/2050	3,108	2,852
Pool # BY6453, 3.50%, 11/20/2050	967	906
Pool # BY6454, 3.50%, 11/20/2050	1,981	1,855
Pool # BY6455, 3.50%, 11/20/2050	1,695	1,585
Pool # BY6456, 3.50%, 11/20/2050	676	639
Pool # BZ1771, 3.50%, 11/20/2050	1,981	1,840
Pool # BZ3527, 3.50%, 11/20/2050	5,250	4,896
Pool # BZ3560, 3.50%, 11/20/2050	1,458	1,354
Pool # BY5559, 4.00%, 11/20/2050	5,670	5,418
Pool # BY6457, 4.00%, 11/20/2050	661	638
Pool # BY6458, 4.00%, 11/20/2050	694	667
Pool # BZ2576, 4.00%, 11/20/2050	3,331	3,204
Pool # BY7851, 4.50%, 11/20/2050	1,589	1,589
Pool # BZ1779, 4.50%, 11/20/2050	882	869
Pool # BS8546, 2.50%, 12/20/2050	5,767	4,970
Pool # BZ8499, 2.50%, 12/20/2050	1,751	1,537
Pool # BZ8500, 2.50%, 12/20/2050	2,118	1,859
Pool # BZ8501, 2.50%, 12/20/2050	2,341	2,055
Pool # BZ8505, 2.50%, 12/20/2050	1,083	950
Pool # BZ8507, 2.50%, 12/20/2050	2,653	2,333
Pool # BZ2590, 3.25%, 12/20/2050	2,276	2,089
Pool # BZ2591, 3.50%, 12/20/2050	1,223	1,145
Pool # BZ2592, 3.50%, 12/20/2050	1,790	1,674
Pool # BZ8515, 3.50%, 12/20/2050	1,669	1,563
Pool # BZ8516, 3.50%, 12/20/2050	630	588
Pool # BZ1775, 4.00%, 12/20/2050	1,677	1,616
Pool # BZ6501, 4.00%, 12/20/2050	5,097	4,870
Pool # BZ8495, 4.00%, 12/20/2050	1,512	1,454
Pool # BY7873, 4.50%, 12/20/2050	1,412	1,412
Pool # CB4508, 5.00%, 12/20/2050	709	719
Pool # BZ8530, 2.50%, 1/20/2051	1,226	1,072
Pool # CB4502, 3.00%, 1/20/2051	1,362	1,234
Pool # CB4503, 3.00%, 1/20/2051	1,140	1,030
Pool # BZ2606, 3.25%, 1/20/2051	1,986	1,820
Pool # 785294, 3.50%, 1/20/2051	11,853	10,896
Pool # BY7890, 3.50%, 1/20/2051	10,179	9,455
Pool # BZ8541, 3.50%, 1/20/2051	809	756
Pool # BZ8542, 3.50%, 1/20/2051	465	431
Pool # CB1505, 3.50%, 1/20/2051	11,857	11,061
Pool # CB4504, 3.50%, 1/20/2051	1,439	1,345

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ2614, 4.00%, 1/20/2051	530	508
Pool # BZ8544, 4.00%, 1/20/2051	833	800
Pool # CB2357, 4.00%, 1/20/2051	1,396	1,369
Pool # CB4506, 4.00%, 1/20/2051	1,431	1,407
Pool # CB1543, 3.00%, 2/20/2051	6,044	5,461
Pool # CB3225, 3.25%, 2/20/2051	1,011	928
Pool # CA9001, 3.50%, 2/20/2051	7,085	6,581
Pool # CB3226, 3.50%, 2/20/2051	841	786
Pool # CB4521, 3.50%, 2/20/2051	1,530	1,442
Pool # CB4522, 3.50%, 2/20/2051	1,091	1,045
Pool # CB4524, 4.00%, 2/20/2051	1,123	1,078
Pool # CA8994, 4.50%, 2/20/2051	1,173	1,171
Pool # CB4433, 3.00%, 3/20/2051	4,071	3,598
Pool # CB3240, 3.25%, 3/20/2051	966	882
Pool # CB3242, 3.50%, 3/20/2051	1,996	1,862
Pool # CB4538, 3.50%, 3/20/2051	1,041	973
Pool # CB3253, 3.25%, 4/20/2051	1,100	1,007
Pool # CB3254, 3.50%, 4/20/2051	1,602	1,500
Pool # CB3255, 3.50%, 4/20/2051	1,737	1,624
Pool # CB3256, 3.50%, 4/20/2051	3,035	2,831
Pool # CC9816, 3.00%, 5/20/2051	2,547	2,317
Pool # CD0432, 3.50%, 5/20/2051	1,997	1,869
Pool # CD0433, 3.50%, 5/20/2051	2,298	2,148
Pool # CD0434, 3.50%, 5/20/2051	2,545	2,373
Pool # CC9825, 2.50%, 6/20/2051	1,793	1,573
Pool # CC9826, 2.50%, 6/20/2051	2,016	1,769
Pool # CC9831, 3.00%, 6/20/2051	1,646	1,487
Pool # CD0442, 3.50%, 6/20/2051	1,781	1,668
Pool # CD0443, 3.50%, 6/20/2051	1,413	1,321
Pool # CD0444, 3.50%, 6/20/2051	1,418	1,317
Pool # CC9835, 4.00%, 6/20/2051	981	941
Pool # CC9836, 4.00%, 6/20/2051	915	878
Pool # CC9837, 4.00%, 6/20/2051	1,029	989
Pool # CD0454, 3.50%, 7/20/2051	2,342	2,175
Pool # CE9918, 3.50%, 7/20/2051	1,882	1,759
Pool # CE9919, 3.50%, 7/20/2051	1,107	1,035
Pool # CE9920, 3.50%, 7/20/2051	1,211	1,133
Pool # CE9923, 4.00%, 7/20/2051	1,016	973
Pool # CE9932, 3.00%, 8/20/2051	2,307	2,096
Pool # CD0461, 3.50%, 8/20/2051	1,295	1,211
Pool # CE9935, 3.50%, 8/20/2051	1,134	1,060
Pool # CE9936, 3.50%, 8/20/2051	1,390	1,300
Pool # CE9937, 3.50%, 8/20/2051	1,167	1,091
Pool # CE9939, 4.00%, 8/20/2051	887	849
Pool # CD0469, 3.50%, 9/20/2051	1,794	1,676
Pool # CG4129, 3.50%, 9/20/2051	2,905	2,717
Pool # CG4130, 3.50%, 9/20/2051	2,935	2,728
Pool # CH0092, 3.50%, 9/20/2051	5,718	5,315

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CD0476, 3.50%, 10/20/2051	1,121	1,049
Pool # CD0477, 3.50%, 10/20/2051	2,172	2,017
Pool # CH0834, 3.50%, 10/20/2051	994	931
Pool # CH0835, 3.50%, 10/20/2051	986	922
Pool # CH0836, 3.50%, 10/20/2051	1,265	1,182
Pool # CH0837, 3.50%, 10/20/2051	1,046	978
Pool # CH0838, 3.50%, 10/20/2051	1,713	1,591
Pool # CH0840, 4.00%, 10/20/2051	1,469	1,411
Pool # CH0841, 4.00%, 10/20/2051	1,483	1,420
Pool # CH0848, 3.00%, 11/20/2051	1,390	1,261
Pool # CH0849, 3.00%, 11/20/2051	2,724	2,470
Pool # CH0850, 3.00%, 11/20/2051	2,040	1,848
Pool # CH0851, 3.00%, 11/20/2051	1,397	1,265
Pool # CH0852, 3.00%, 11/20/2051	2,872	2,613
Pool # CI0076, 3.00%, 11/20/2051	1,258	1,140
Pool # CI0077, 3.50%, 11/20/2051	1,034	968
Pool # CI0078, 3.50%, 11/20/2051	1,973	1,840
Pool # CI9257, 3.50%, 11/20/2051	4,393	4,081
Pool # CH0860, 3.00%, 12/20/2051	719	653
Pool # CH0861, 3.00%, 12/20/2051	2,783	2,524
Pool # CH0862, 3.00%, 12/20/2051	1,553	1,407
Pool # CH0864, 3.00%, 12/20/2051	1,489	1,346
Pool # CH0868, 3.50%, 12/20/2051	1,765	1,650
Pool # CH7863, 3.50%, 12/20/2051	2,438	2,277
Pool # CH0871, 4.00%, 12/20/2051	1,335	1,279
Pool # CI0090, 2.50%, 1/20/2052	1,226	1,076
Pool # CI0092, 3.00%, 1/20/2052	1,576	1,426
Pool # CJ3916, 3.00%, 1/20/2052	8,849	8,187
Pool # CK4908, 3.00%, 1/20/2052	3,214	2,912
Pool # CK4909, 3.00%, 1/20/2052	2,033	1,841
Pool # CK4916, 3.00%, 1/20/2052	4,512	4,078
Pool # CI0093, 3.50%, 1/20/2052	1,121	1,049
Pool # CI0094, 3.50%, 1/20/2052	2,663	2,474
Pool # CK1583, 3.50%, 1/20/2052	3,652	3,415
Pool # CK4918, 3.50%, 1/20/2052	1,610	1,506
Pool # CK7137, 4.00%, 1/20/2052	8,855	8,457
Pool # CK2667, 3.00%, 2/20/2052	6,048	5,464
Pool # CM2170, 3.00%, 3/20/2052	9,786	8,746
Pool # CI0110, 3.50%, 3/20/2052	1,322	1,228
Pool # CL1777, 3.50%, 3/20/2052	2,883	2,707
Pool # CL1778, 3.50%, 3/20/2052	1,652	1,544
Pool # CL1827, 3.50%, 3/20/2052	6,724	6,286
Pool # CL1828, 3.50%, 3/20/2052	8,543	7,987
Pool # CL1829, 3.50%, 3/20/2052	4,160	3,863
Pool # CM1692, 3.50%, 3/20/2052	5,888	5,410
Pool # CM2218, 3.50%, 3/20/2052	1,976	1,847
Pool # CM2221, 3.50%, 3/20/2052	4,938	4,641
Pool # CI0111, 4.00%, 3/20/2052	1,383	1,325

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CN3435, 4.50%, 4/20/2052	991	973
Pool # CN3436, 4.50%, 4/20/2052	5,661	5,554
Pool # CO4826, 5.00%, 6/20/2052	4,909	4,907
Pool # CO5339, 5.00%, 6/20/2052	4,572	4,638
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	841	823
Pool # AH5895, 4.00%, 6/20/2034	273	277
Pool # 4285, 6.00%, 11/20/2038	16	17
Pool # BO1377, 3.75%, 2/20/2040	920	903
Pool # BO1378, 4.00%, 1/20/2041	1,336	1,352
Pool # CD7341, 3.50%, 7/20/2047	4,523	4,211
Pool # BS0536, 3.00%, 3/20/2048	2,694	2,431
Pool # BS0538, 4.00%, 12/20/2048	1,183	1,136
Pool # BS0539, 4.50%, 1/20/2049	644	633
Pool # MA6145, 3.50%, 9/20/2049	461	422
Pool # CE3912, 5.00%, 9/20/2049	4,868	4,931
Pool # BS0537, 3.50%, 12/20/2049	770	715
Pool # CI8475, 5.00%, 5/20/2050	6,460	6,585
Pool # AC0977, 4.39%, 5/20/2063 (a)	13	12
Pool # 785863, 3.09%, 12/20/2071 (a)	12,383	11,132
GNMA II, Single Family, 30 Year TBA, 6.00%, 12/15/2052 (b)	25,000	25,514
Total Mortgage-Backed Securities (Cost $2,276,366)		2,066,500
Collateralized Mortgage Obligations — 17.3%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (c) (d)	8,395	7,680
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	397	392
Series 2005-1CB, Class 1A6, IF, IO, 3.06%, 3/25/2035 ‡ (a)	235	16
Series 2005-22T1, Class A2, IF, IO, 1.03%, 6/25/2035 ‡ (a)	1,437	105
Series 2005-20CB, Class 3A8, IF, IO, 0.71%, 7/25/2035 ‡ (a)	1,362	53
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	55	26
Series 2005-37T1, Class A2, IF, IO, 1.01%, 9/25/2035 ‡ (a)	2,539	151
Series 2005-54CB, Class 1A2, IF, IO, 0.81%, 11/25/2035 ‡ (a)	1,314	59
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	220	171
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	7	6
Series 2005-57CB, Class 3A2, IF, IO, 1.06%, 12/25/2035 ‡ (a)	164	14
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	129	112
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	202	128
Series 2006-7CB, Class 1A2, IF, IO, 1.26%, 5/25/2036 ‡ (a)	7,502	669
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	306	174
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (c)	12,762	11,984
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (c) (d)	8,453	7,999
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	27
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	33	23
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	47	44

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035 ‡	84	13
Series 2005-4, Class 30, PO, 8/25/2035 ‡	23	15
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	97	80
Series 2005-7, Class 30, PO, 11/25/2035	9	8
Series 2005-8, Class 30, PO, 1/25/2036 ‡	31	20
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 2.75%, 4/25/2033 (a)	12	12
Series 2003-J, Class 3A2, 3.37%, 11/25/2033 (a)	52	48
Baring Series 2021-EBO1, Class PA, IO, 0.00%, 4/22/2023 ‡ (a)	4,464	4,352
Bayview Finance LLC, 0.00%, 7/12/2033 ‡	4,366	4,300
Bayview Financing Trust Series 2021-2F, Class M2, 4.79%, 1/10/2032 ‡ (a) (c)	2,504	2,507
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 3.57%, 7/25/2033 (a)	45	41
Series 2003-7, Class 3A, 3.48%, 10/25/2033 (a)	17	15
Series 2004-1, Class 12A1, 2.99%, 4/25/2034 (a)	129	117
Series 2004-2, Class 14A, 3.10%, 5/25/2034 (a)	42	38
Series 2006-1, Class A1, 6.80%, 2/25/2036 (a)	148	139
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	119	120
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	3,082	2,610
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 ‡ (c)	2,000	1,445
Series 2022-MH1, Class A, 4.25%, 8/25/2054 (c) (d)	7,890	6,894
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033 ‡	4	3
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (c)	2,992	2,891
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (c)	16,981	16,304
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	9,000	8,295
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 3.81%, 6/25/2035 (a)	93	89
Series 2007-A1, Class 9A1, 3.09%, 2/25/2037 (a)	78	72
Series 2007-A1, Class 1A3, 3.49%, 2/25/2037 (a)	367	349
Series 2007-A1, Class 2A1, 3.65%, 2/25/2037 (a)	31	29
Series 2007-A1, Class 7A1, 3.73%, 2/25/2037 (a)	26	25
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034 ‡	6	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	80	75
Series 2004-HYB1, Class 2A, 3.33%, 5/20/2034 (a)	37	34
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (a)	143	131
Series 2004-7, Class 2A1, 3.16%, 6/25/2034 (a)	27	24
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	199	193
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	149	138
Series 2004-HYB6, Class A3, 3.87%, 11/20/2034 (a)	122	111
Series 2005-16, Class A23, 5.50%, 9/25/2035	60	38
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (a)	348	269
Series 2007-4, Class 1A52, IF, IO, 1.36%, 5/25/2037 ‡ (a)	1,374	126
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (a)	42	41

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.13%, 9/25/2033 (a) (c)	79	77
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	362	333
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031 ‡	3	2
Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	4	3
Series 2003-1, Class 3, PO, 9/25/2033 ‡	11	8
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	5	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	13	12
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (a)	17	16
Series 2004-UST1, Class A3, 4.07%, 8/25/2034 (a)	37	35
Series 2005-1, Class 2A1A, 2.55%, 2/25/2035 (a)	102	78
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	153	146
Series 2005-5, Class 1A2, 4.03%, 8/25/2035 (a)	277	199
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (a)	297	285
Series 2003-AR15, Class 3A1, 3.73%, 6/25/2033 (a)	58	53
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	64	60
Series 2004-AR2, Class 2A1, 2.62%, 3/25/2034 (a)	34	32
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	8	7
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	112	105
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	60	58
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	74	70
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	175	167
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	413	35
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	319	36
CSMC Trust
Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (c)	4,911	4,654
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	11,076	10,367
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (c)	5,999	5,673
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (c) (d)	6,836	6,464
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.29%, 2/25/2020 (a)	17	16
Eserve At Bradbury aug32, 5.60%, 8/1/2032 (b)	2,575	2,737
FHLMC, REMIC
Series 1470, Class F, 2.03%, 2/15/2023 (a)	—	—
Series 1466, Class PZ, 7.50%, 2/15/2023	—	1
Series 1518, Class G, IF, 4.68%, 5/15/2023 (a)	1	1
Series 1798, Class F, 5.00%, 5/15/2023	1	1
Series 1505, Class QB, IF, 12.81%, 5/15/2023 (a)	—	—
Series 2033, Class J, 5.60%, 6/15/2023	3	3
Series 1526, Class L, 6.50%, 6/15/2023	—	—
Series 1541, Class O, 3.13%, 7/15/2023 (a)	1	1
Series 1677, Class Z, 7.50%, 7/15/2023	3	3
Series 1570, Class F, 2.79%, 8/15/2023 (a)	—	—
Series 1552, Class IA, IF, 13.06%, 8/15/2023 (a)	7	7
Series 1570, Class SA, HB, IF, 21.86%, 8/15/2023 (a)	—	—
Series 1578, Class K, 6.90%, 9/15/2023	2	2

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1578, Class V, IO, 7.00%, 9/15/2023	—	—
Series 2571, Class SK, IF, 17.80%, 9/15/2023 (a)	1	1
Series 1591, Class PV, 6.25%, 10/15/2023	5	5
Series 1602, Class SA, IF, 11.66%, 10/15/2023 (a)	1	1
Series 1813, Class I, PO, 11/15/2023	12	12
Series 1813, Class J, IF, IO, 2.75%, 11/15/2023 (a)	48	—
Series 2720, Class PC, 5.00%, 12/15/2023	14	14
Series 1628, Class LZ, 6.50%, 12/15/2023	8	8
Series 1638, Class H, 6.50%, 12/15/2023	11	11
Series 2283, Class K, 6.50%, 12/15/2023	2	2
Series 1644, Class K, 6.75%, 12/15/2023	3	3
Series 1658, Class GZ, 7.00%, 1/15/2024	12	12
Series 1865, Class D, PO, 2/15/2024	1	1
Series 1760, Class ZD, 3.62%, 2/15/2024 (a)	13	13
Series 2756, Class NA, 5.00%, 2/15/2024	5	5
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	1	1
Series 1686, Class SH, IF, 11.56%, 2/15/2024 (a)	—	—
Series 1699, Class FC, 4.01%, 3/15/2024 (a)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	5	5
Series 2033, Class SN, HB, IF, 25.62%, 3/15/2024 (a)	—	—
Series 2306, Class K, PO, 5/15/2024	1	1
Series 2306, Class SE, IF, IO, 6.48%, 5/15/2024 (a)	3	—
Series 1745, Class D, 7.50%, 8/15/2024	4	4
Series 3614, Class QB, 4.00%, 12/15/2024	258	255
Series 2967, Class S, IF, 12.52%, 4/15/2025 (a)	6	5
Series 3022, Class SX, IF, 7.19%, 8/15/2025 (a)	9	9
Series 1829, Class ZB, 6.50%, 3/15/2026	3	3
Series 1863, Class Z, 6.50%, 7/15/2026	7	7
Series 1899, Class ZE, 8.00%, 9/15/2026	10	10
Series 1963, Class Z, 7.50%, 1/15/2027	10	10
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	4	4
Series 1985, Class PR, IO, 8.00%, 7/15/2027	3	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	721	4
Series 1987, Class PE, 7.50%, 9/15/2027	5	5
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2042, Class T, 7.00%, 3/15/2028	1	2
Series 2040, Class PE, 7.50%, 3/15/2028	18	19
Series 2060, Class Z, 6.50%, 5/15/2028	6	7
Series 2061, Class DC, IO, 6.50%, 6/15/2028	18	1
Series 2075, Class PH, 6.50%, 8/15/2028	50	52
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2111, Class SB, IF, IO, 3.63%, 1/15/2029 (a)	41	1
Series 2110, Class PG, 6.00%, 1/15/2029	32	33
Series 2125, Class JZ, 6.00%, 2/15/2029	13	13
Series 2130, Class QS, 6.00%, 3/15/2029	19	20
Series 2132, Class ZL, 6.50%, 3/15/2029	7	8
Series 2132, Class SB, IF, 14.22%, 3/15/2029 (a)	5	5

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	72	76
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4	—
Series 2178, Class PB, 7.00%, 8/15/2029	7	8
Series 2201, Class C, 8.00%, 11/15/2029	10	10
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	46	49
Series 2210, Class Z, 8.00%, 1/15/2030	28	30
Series 2224, Class CB, 8.00%, 3/15/2030	9	9
Series 2247, Class Z, 7.50%, 8/15/2030	8	8
Series 2256, Class MC, 7.25%, 9/15/2030	26	27
Series 2254, Class Z, 9.00%, 9/15/2030	79	86
Series 2259, Class ZM, 7.00%, 10/15/2030	33	35
Series 2271, Class PC, 7.25%, 12/15/2030	39	41
Series 2296, Class PD, 7.00%, 3/15/2031	15	15
Series 2303, Class ZD, 7.00%, 4/15/2031	207	220
Series 2694, Class BA, 4.00%, 6/15/2031	6	6
Series 2359, Class ZB, 8.50%, 6/15/2031	27	30
Series 2388, Class UZ, 8.50%, 6/15/2031	10	11
Series 2344, Class ZD, 6.50%, 8/15/2031	81	83
Series 2344, Class ZJ, 6.50%, 8/15/2031	11	11
Series 2345, Class NE, 6.50%, 8/15/2031	6	6
Series 2372, Class F, 4.37%, 10/15/2031 (a)	5	5
Series 2367, Class ZK, 6.00%, 10/15/2031	83	85
Series 2368, Class AS, IF, 10.86%, 10/15/2031 (a)	4	3
Series 2383, Class FD, 4.37%, 11/15/2031 (a)	5	5
Series 2399, Class TH, 6.50%, 1/15/2032	85	88
Series 2494, Class SX, IF, IO, 3.13%, 2/15/2032 (a)	230	13
Series 2410, Class QX, IF, IO, 4.78%, 2/15/2032 (a)	16	1
Series 2410, Class OE, 6.38%, 2/15/2032	10	10
Series 2410, Class QS, IF, 9.43%, 2/15/2032 (a)	22	24
Series 2433, Class SA, IF, 10.86%, 2/15/2032 (a)	45	50
Series 2444, Class ES, IF, IO, 4.08%, 3/15/2032 (a)	18	2
Series 2450, Class SW, IF, IO, 4.13%, 3/15/2032 (a)	21	2
Series 2431, Class F, 4.37%, 3/15/2032 (a)	240	240
Series 2464, Class FE, 4.87%, 3/15/2032 (a)	71	72
Series 2423, Class MC, 7.00%, 3/15/2032	24	26
Series 2423, Class MT, 7.00%, 3/15/2032	29	31
Series 2434, Class TC, 7.00%, 4/15/2032	31	33
Series 2436, Class MC, 7.00%, 4/15/2032	37	38
Series 2450, Class GZ, 7.00%, 5/15/2032	27	29
Series 3393, Class JO, PO, 9/15/2032	89	76
Series 2513, Class ZC, 5.50%, 10/15/2032	68	70
Series 2517, Class Z, 5.50%, 10/15/2032	30	30
Series 2835, Class QO, PO, 12/15/2032	26	22
Series 2552, Class FP, 4.87%, 1/15/2033 (a)	408	411
Series 2557, Class HL, 5.30%, 1/15/2033	249	252
Series 2586, Class WI, IO, 6.50%, 3/15/2033	70	12

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2611, Class SQ, IF, 5.25%, 5/15/2033 (a)	19	17
Series 2631, Class SA, IF, 7.75%, 6/15/2033 (a)	12	13
Series 2692, Class SC, IF, 5.54%, 7/15/2033 (a)	50	48
Series 2671, Class S, IF, 7.66%, 9/15/2033 (a)	21	22
Series 2725, Class SC, IF, 3.42%, 11/15/2033 (a)	15	15
Series 2722, Class PF, 4.47%, 12/15/2033 (a)	546	544
Series 2763, Class ZA, 6.00%, 3/15/2034	1,959	2,026
Series 2779, Class ZC, 6.00%, 4/15/2034	1,216	1,263
Series 2802, Class ZY, 6.00%, 5/15/2034	247	256
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	550	548
Series 2990, Class SL, IF, 10.29%, 6/15/2034 (a)	3	3
Series 3611, PO, 7/15/2034	109	93
Series 3305, Class MB, IF, 6.35%, 7/15/2034 (a)	38	39
Series 3077, Class TO, PO, 4/15/2035	41	39
Series 2990, Class WP, IF, 8.22%, 6/15/2035 (a)	1	1
Series 3035, Class Z, 5.85%, 9/15/2035	567	580
Series 3117, Class EO, PO, 2/15/2036	70	59
Series 3117, Class OG, PO, 2/15/2036	55	47
Series 3117, Class OK, PO, 2/15/2036	72	61
Series 3143, Class BC, 5.50%, 2/15/2036	131	134
Series 3122, Class OH, PO, 3/15/2036	10	8
Series 3134, PO, 3/15/2036	11	9
Series 3152, Class MO, PO, 3/15/2036	140	118
Series 3122, Class ZB, 6.00%, 3/15/2036	29	34
Series 3138, PO, 4/15/2036	41	34
Series 3607, Class AO, PO, 4/15/2036	91	75
Series 3607, Class BO, PO, 4/15/2036	91	77
Series 3137, Class XP, 6.00%, 4/15/2036	427	445
Series 3219, Class DI, IO, 6.00%, 4/15/2036	57	11
Series 3149, Class SO, PO, 5/15/2036	40	32
Series 3151, PO, 5/15/2036	130	105
Series 3153, Class EO, PO, 5/15/2036	63	52
Series 3210, PO, 5/15/2036	27	27
Series 3604, PO, 5/15/2036	100	81
Series 3171, Class MO, PO, 6/15/2036	50	45
Series 3179, Class OA, PO, 7/15/2036	45	38
Series 3194, Class SA, IF, IO, 3.23%, 7/15/2036 (a)	27	3
Series 3200, PO, 8/15/2036	86	69
Series 3232, Class ST, IF, IO, 2.83%, 10/15/2036 (a)	93	9
Series 3237, Class AO, PO, 11/15/2036	88	73
Series 3704, Class DT, 7.50%, 11/15/2036	498	540
Series 3704, Class ET, 7.50%, 12/15/2036	351	383
Series 3260, Class CS, IF, IO, 2.27%, 1/15/2037 (a)	60	6
Series 3262, Class SG, IF, IO, 2.53%, 1/15/2037 (a)	17	1
Series 3274, Class JO, PO, 2/15/2037	18	16
Series 3274, Class MO, PO, 2/15/2037	35	29
Series 3275, Class FL, 4.31%, 2/15/2037 (a)	17	17
Series 3290, Class SB, IF, IO, 2.58%, 3/15/2037 (a)	182	15

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3288, Class GS, IF, 5.64%, 3/15/2037 (a)	11	11
Series 3373, Class TO, PO, 4/15/2037	78	63
Series 3316, Class JO, PO, 5/15/2037	10	8
Series 3607, PO, 5/15/2037	246	200
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	417	437
Series 3371, Class FA, 4.47%, 9/15/2037 (a)	27	27
Series 3385, Class SN, IF, IO, 2.13%, 11/15/2037 (a)	43	3
Series 3387, Class SA, IF, IO, 2.55%, 11/15/2037 (a)	122	10
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	428	4
Series 3404, Class SC, IF, IO, 2.13%, 1/15/2038 (a)	170	13
Series 3451, Class SA, IF, IO, 2.18%, 5/15/2038 (a)	11	1
Series 3537, Class MI, IO, 5.00%, 6/15/2038	261	39
Series 3461, Class LZ, 6.00%, 6/15/2038	65	67
Series 3481, Class SJ, IF, IO, 1.98%, 8/15/2038 (a)	216	16
Series 3895, Class WA, 5.65%, 10/15/2038 (a)	95	96
Series 3511, Class SA, IF, IO, 2.13%, 2/15/2039 (a)	54	3
Series 3546, Class A, 3.08%, 2/15/2039 (a)	29	29
Series 3531, Class SA, IF, IO, 2.43%, 5/15/2039 (a)	172	4
Series 3549, Class FA, 5.07%, 7/15/2039 (a)	12	12
Series 4580, Class PT, 6.77%, 8/15/2039 (a)	723	751
Series 3572, Class JS, IF, IO, 2.93%, 9/15/2039 (a)	149	9
Series 3795, Class EI, IO, 5.00%, 10/15/2039	50	1
Series 3621, PO, 1/15/2040	171	135
Series 3621, Class BO, PO, 1/15/2040	111	93
Series 3623, Class LO, PO, 1/15/2040	149	118
Series 3632, Class BS, IF, 4.59%, 2/15/2040 (a)	446	433
Series 3714, Class IP, IO, 5.00%, 8/15/2040	292	23
Series 3740, Class SC, IF, IO, 2.13%, 10/15/2040 (a)	227	24
Series 3747, Class PY, 4.00%, 10/15/2040	1,157	1,114
Series 3747, Class CY, 4.50%, 10/15/2040	1,762	1,739
Series 3753, PO, 11/15/2040	761	600
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,675
Series 3860, Class PZ, 5.00%, 5/15/2041	3,195	3,218
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	51	49
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	84	83
Series 3966, Class NA, 4.00%, 12/15/2041	852	831
Series 4015, Class MY, 3.50%, 3/15/2042	966	911
Series 4136, Class HS, IF, 0.13%, 11/15/2042 (a)	353	224
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	859
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	899
Series 4280, Class EO, PO, 12/15/2043	507	382
Series 4281, Class OB, PO, 12/15/2043	541	440
Series 4377, Class JP, 3.00%, 8/15/2044	2,565	2,388
Series 4456, Class SA, IF, IO, 2.28%, 3/15/2045 (a)	3,452	393
Series 4480, Class SE, IF, IO, 2.31%, 6/15/2045 (a)	3,606	406
Series 4888, Class AZ, 4.00%, 12/15/2048	4,363	4,154
Series 4848, Class QY, 4.50%, 12/15/2048	822	784
Series 4903, Class SN, IF, IO, 2.08%, 8/25/2049 (a)	9,845	1,112

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5048, Class TI, IO, 3.00%, 11/25/2050	19,772	3,111
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	236	29
Series 197, PO, 4/1/2028	96	88
Series 233, Class 11, IO, 5.00%, 9/15/2035	130	27
Series 233, Class 12, IO, 5.00%, 9/15/2035	77	10
Series 233, Class 13, IO, 5.00%, 9/15/2035	180	36
Series 239, Class S30, IF, IO, 3.83%, 8/15/2036 (a)	248	36
Series 262, Class 35, 3.50%, 7/15/2042	6,667	6,299
Series 299, Class 300, 3.00%, 1/15/2043	256	234
Series 310, PO, 9/15/2043	896	712
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.42%, 7/25/2032 (a)	135	131
Series T-76, Class 2A, 2.02%, 10/25/2037 (a)	1,582	1,363
Series T-42, Class A5, 7.50%, 2/25/2042	475	488
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	43	44
Series T-54, Class 2A, 6.50%, 2/25/2043	938	990
Series T-54, Class 3A, 7.00%, 2/25/2043	431	446
Series T-56, Class A5, 5.23%, 5/25/2043	757	738
Series T-58, Class A, PO, 9/25/2043	55	39
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	35	36
Series T-59, Class 1AP, PO, 10/25/2043	53	29
Series T-62, Class 1A1, 2.89%, 10/25/2044 (a)	562	563
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.01%, 10/25/2034 (a)	99	97
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	139	74
Series 2007-FA4, Class 1A2, IF, IO, 1.61%, 8/25/2037 ‡ (a)	2,514	251
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,200	2,237
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	165	174
Series 2003-W8, Class 3F1, 4.42%, 5/25/2042 (a)	109	107
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	146	150
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	89	92
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	113	118
Series 2005-W3, Class 2AF, 4.24%, 3/25/2045 (a)	242	240
Series 2005-W4, Class 3A, 3.01%, 6/25/2045 (a)	493	475
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	92	93
Series 2006-W2, Class 1AF1, 4.24%, 2/25/2046 (a)	127	126
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	241	258
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,696	2,748
Series 2001-T12, Class A2, 7.50%, 8/25/2041	138	142
Series 2001-T10, PO, 12/25/2041	10	9
Series 2002-T4, Class A2, 7.00%, 12/25/2041	95	99
Series 2002-T4, Class A3, 7.50%, 12/25/2041	232	247
Series 2002-T16, Class A2, 7.00%, 7/25/2042	91	96
Series 2002-T19, Class A2, 7.00%, 7/25/2042	228	241
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	157	159

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-T3, Class PT1, 9.75%, 1/25/2044 (a)	122	129
FNMA, REMIC
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series 1993-27, Class S, IF, 3.73%, 2/25/2023 (a)	—	—
Series 1993-25, Class J, 7.50%, 3/25/2023	1	1
Series 1993-31, Class K, 7.50%, 3/25/2023	—	—
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	—	—
Series 1993-54, Class Z, 7.00%, 4/25/2023	2	2
Series 1993-62, Class SA, IF, 9.36%, 4/25/2023 (a)	—	—
Series 1998-43, Class SA, IF, IO, 12.43%, 4/25/2023 (a)	1	—
Series 1993-97, Class FA, 5.27%, 5/25/2023 (a)	—	—
Series 1993-162, Class F, 4.97%, 8/25/2023 (a)	—	—
Series 1996-14, Class SE, IF, IO, 6.63%, 8/25/2023 (a)	3	—
Series 1993-228, Class G, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 4.70%, 9/25/2023 (a)	—	—
Series 2000-18, Class EC, PO, 10/25/2023	8	8
Series 1993-179, Class SB, IF, 8.81%, 10/25/2023 (a)	1	1
Series 1993-230, Class FA, 4.19%, 12/25/2023 (a)	—	—
Series 2002-1, Class UD, IF, 10.44%, 12/25/2023 (a)	2	2
Series 1994-26, Class J, PO, 1/25/2024	18	18
Series 2009-12, IO, 4.50%, 3/25/2024	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	2	2
Series G94-7, Class PJ, 7.50%, 5/17/2024	10	10
Series 2004-53, Class NC, 5.50%, 7/25/2024	6	6
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series 2006-72, Class HO, PO, 8/25/2026	23	21
Series 2006-94, Class GI, IF, IO, 2.63%, 10/25/2026 (a)	273	7
Series 2006-94, Class GK, IF, 13.17%, 10/25/2026 (a)	11	12
Series G97-2, Class ZA, 8.50%, 2/17/2027	11	11
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-24, Class Z, 8.00%, 4/18/2027	2	2
Series 1997-46, Class Z, 7.50%, 6/17/2027	62	63
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	131	133
Series 1998-36, Class ZB, 6.00%, 7/18/2028	14	15
Series 2002-7, Class FD, 4.72%, 4/25/2029 (a)	37	37
Series 1999-62, Class PB, 7.50%, 12/18/2029	14	14
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2002-60, Class FA, 4.77%, 2/25/2031 (a)	115	115
Series 2002-60, Class FB, 4.77%, 2/25/2031 (a)	115	115
Series 2001-4, Class ZA, 6.50%, 3/25/2031	127	130
Series 2001-7, Class PF, 7.00%, 3/25/2031	12	13
Series 2002-50, Class ZA, 6.00%, 5/25/2031	187	190
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	17	2
Series 2001-49, Class LZ, 8.50%, 7/25/2031	28	30
Series 2001-38, Class FB, 4.52%, 8/25/2031 (a)	32	32
Series 2001-36, Class DE, 7.00%, 8/25/2031	26	27

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-44, Class PD, 7.00%, 9/25/2031	10	10
Series 2001-44, Class PU, 7.00%, 9/25/2031	19	20
Series 2001-53, Class FX, 4.37%, 10/25/2031 (a)	145	143
Series 2003-52, Class SX, IF, 10.90%, 10/25/2031 (a)	6	7
Series 2001-61, Class Z, 7.00%, 11/25/2031	75	79
Series 2001-72, Class SX, IF, 8.11%, 12/25/2031 (a)	5	5
Series 2002-1, Class SA, IF, 12.14%, 2/25/2032 (a)	5	5
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	71	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	4	4
Series 2002-30, Class Z, 6.00%, 5/25/2032	108	111
Series 2002-37, Class Z, 6.50%, 6/25/2032	8	8
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	148	17
Series 2004-61, Class FH, 4.82%, 11/25/2032 (a)	693	695
Series 2011-39, Class ZA, 6.00%, 11/25/2032	724	746
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	28	29
Series 2004-59, Class BG, PO, 12/25/2032	38	32
Series 2002-77, Class S, IF, 7.12%, 12/25/2032 (a)	18	19
Series 2003-2, Class F, 4.77%, 2/25/2033 (a)	272	272
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	106	4
Series 2003-22, Class UD, 4.00%, 4/25/2033	228	222
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	12	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	259	45
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	344	57
Series 2003-132, Class OA, PO, 8/25/2033	6	5
Series 2003-74, Class SH, IF, 2.94%, 8/25/2033 (a)	23	22
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	19	1
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	121	19
Series 2003-86, Class ZA, 5.50%, 9/25/2033	142	144
Series 2003-91, Class SD, IF, 5.81%, 9/25/2033 (a)	20	19
Series 2003-105, Class AZ, 5.50%, 10/25/2033	771	788
Series 2003-116, Class SB, IF, IO, 3.58%, 11/25/2033 (a)	134	11
Series 2006-44, Class P, PO, 12/25/2033	289	241
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	798	830
Series 2004-87, Class F, 4.77%, 1/25/2034 (a)	105	105
Series 2003-130, Class SX, IF, 5.50%, 1/25/2034 (a)	5	5
Series 2003-131, Class SK, IF, 8.17%, 1/25/2034 (a)	3	3
Series 2004-46, Class EP, PO, 3/25/2034	56	53
Series 2004-28, Class PF, 4.42%, 3/25/2034 (a)	140	140
Series 2004-17, Class H, 5.50%, 4/25/2034	228	231
Series 2004-25, Class SA, IF, 8.48%, 4/25/2034 (a)	46	48
Series 2004-46, Class SK, IF, 5.46%, 5/25/2034 (a)	20	19
Series 2004-46, Class QB, IF, 7.94%, 5/25/2034 (a)	42	42
Series 2004-36, Class SA, IF, 8.48%, 5/25/2034 (a)	87	91
Series 2004-50, Class VZ, 5.50%, 7/25/2034	943	957
Series 2004-51, Class SY, IF, 6.21%, 7/25/2034 (a)	12	11
Series 2014-44, Class B, 2.50%, 8/25/2034	928	850
Series 2005-7, Class LO, PO, 2/25/2035	276	246
Series 2005-15, Class MO, PO, 3/25/2035	82	65

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-13, Class FL, 4.42%, 3/25/2035 (a)	60	60
Series 2005-74, Class SK, IF, 9.09%, 5/25/2035 (a)	75	74
Series 2005-56, Class S, IF, IO, 2.69%, 7/25/2035 (a)	150	13
Series 2005-66, Class SV, IF, IO, 2.73%, 7/25/2035 (a)	123	5
Series 2005-103, Class SC, IF, 3.73%, 7/25/2035 (a)	175	163
Series 2005-66, Class SG, IF, 7.33%, 7/25/2035 (a)	67	72
Series 2005-68, Class PG, 5.50%, 8/25/2035	147	149
Series 2005-73, Class PS, IF, 6.66%, 8/25/2035 (a)	38	39
Series 2005-90, PO, 9/25/2035	40	38
Series 2005-90, Class AO, PO, 10/25/2035	16	14
Series 2010-39, Class OT, PO, 10/25/2035	86	70
Series 2005-84, Class XM, 5.75%, 10/25/2035	77	78
Series 2005-90, Class ES, IF, 6.83%, 10/25/2035 (a)	129	131
Series 2005-106, Class US, IF, 9.84%, 11/25/2035 (a)	80	84
Series 2006-8, Class WQ, PO, 3/25/2036	277	220
Series 2006-8, Class WN, IF, IO, 2.68%, 3/25/2036 (a)	1,015	101
Series 2006-16, Class HZ, 5.50%, 3/25/2036	64	65
Series 2006-23, Class KO, PO, 4/25/2036	35	32
Series 2006-27, Class OH, PO, 4/25/2036	70	61
Series 2006-44, Class GO, PO, 6/25/2036	109	92
Series 2006-50, Class JO, PO, 6/25/2036	65	54
Series 2006-50, Class PS, PO, 6/25/2036	94	81
Series 2006-53, Class US, IF, IO, 2.56%, 6/25/2036 (a)	164	15
Series 2006-58, PO, 7/25/2036	110	92
Series 2006-58, Class AP, PO, 7/25/2036	38	32
Series 2006-65, Class QO, PO, 7/25/2036	44	37
Series 2006-56, Class FT, 4.77%, 7/25/2036 (a)	417	436
Series 2006-63, Class ZH, 6.50%, 7/25/2036	143	151
Series 2006-72, Class GO, PO, 8/25/2036	76	67
Series 2006-72, Class TO, PO, 8/25/2036	44	37
Series 2006-79, Class DO, PO, 8/25/2036	70	62
Series 2007-7, Class SG, IF, IO, 2.48%, 8/25/2036 (a)	254	28
Series 2006-77, Class PC, 6.50%, 8/25/2036	310	320
Series 2006-78, Class BZ, 6.50%, 8/25/2036	66	69
Series 2006-86, Class OB, PO, 9/25/2036	88	70
Series 2006-90, Class AO, PO, 9/25/2036	68	59
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	521	112
Series 2006-110, PO, 11/25/2036	51	42
Series 2006-111, Class EO, PO, 11/25/2036	35	29
Series 2006-105, Class ME, 5.50%, 11/25/2036	553	564
Series 2006-115, Class OK, PO, 12/25/2036	112	91
Series 2006-119, PO, 12/25/2036	42	37
Series 2006-117, Class GS, IF, IO, 2.63%, 12/25/2036 (a)	113	7
Series 2006-118, Class A2, 3.23%, 12/25/2036 (a)	57	56
Series 2006-120, Class PF, 4.27%, 12/25/2036 (a)	63	62
Series 2006-120, IO, 6.50%, 12/25/2036	205	35
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,577	1,684
Series 2006-126, Class AO, PO, 1/25/2037	203	168

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-1, Class SD, IF, 14.90%, 2/25/2037 (a)	33	55
Series 2007-14, Class OP, PO, 3/25/2037	66	56
Series 2007-22, Class SC, IF, IO, 2.06%, 3/25/2037 (a)	18	—
Series 2007-14, Class ES, IF, IO, 2.42%, 3/25/2037 (a)	2,254	199
Series 2007-16, Class FC, 4.77%, 3/25/2037 (a)	25	25
Series 2009-63, Class P, 5.00%, 3/25/2037	10	10
Series 2007-18, Class MZ, 6.00%, 3/25/2037	197	199
Series 2007-39, Class EF, 4.27%, 5/25/2037 (a)	24	23
Series 2007-46, Class ZK, 5.50%, 5/25/2037	214	213
Series 2007-54, Class WI, IF, IO, 2.08%, 6/25/2037 (a)	220	19
Series 2007-72, Class EK, IF, IO, 2.38%, 7/25/2037 (a)	598	57
Series 2007-65, Class KI, IF, IO, 2.60%, 7/25/2037 (a)	121	12
Series 2007-60, Class AX, IF, IO, 3.13%, 7/25/2037 (a)	203	27
Series 2007-76, Class ZG, 6.00%, 8/25/2037	130	132
Series 2007-78, Class CB, 6.00%, 8/25/2037	61	63
Series 2007-79, Class SB, IF, 9.29%, 8/25/2037 (a)	21	23
Series 2007-88, Class VI, IF, IO, 2.52%, 9/25/2037 (a)	96	9
Series 2009-86, Class OT, PO, 10/25/2037	307	250
Series 2007-100, Class SM, IF, IO, 2.43%, 10/25/2037 (a)	187	19
Series 2007-91, Class ES, IF, IO, 2.44%, 10/25/2037 (a)	314	27
Series 2007-112, Class SA, IF, IO, 2.43%, 12/25/2037 (a)	571	62
Series 2007-116, Class HI, IO, 0.99%, 1/25/2038 (a)	401	12
Series 2008-1, Class BI, IF, IO, 1.89%, 2/25/2038 (a)	168	13
Series 2008-12, Class CO, PO, 3/25/2038	342	287
Series 2008-16, Class IS, IF, IO, 2.18%, 3/25/2038 (a)	104	8
Series 2008-10, Class XI, IF, IO, 2.21%, 3/25/2038 (a)	85	6
Series 2008-20, Class SA, IF, IO, 2.97%, 3/25/2038 (a)	137	14
Series 2009-79, Class UA, 7.00%, 3/25/2038	14	15
Series 2008-32, Class SA, IF, IO, 2.83%, 4/25/2038 (a)	20	2
Series 2008-27, Class SN, IF, IO, 2.88%, 4/25/2038 (a)	46	5
Series 2008-44, PO, 5/25/2038	12	10
Series 2008-53, Class CI, IF, IO, 3.18%, 7/25/2038 (a)	71	7
Series 2011-47, Class ZA, 5.50%, 7/25/2038	262	264
Series 2008-80, Class SA, IF, IO, 1.83%, 9/25/2038 (a)	130	10
Series 2008-81, Class SB, IF, IO, 1.83%, 9/25/2038 (a)	108	7
Series 2008-80, Class GP, 6.25%, 9/25/2038	10	10
Series 2009-6, Class GS, IF, IO, 2.53%, 2/25/2039 (a)	63	6
Series 2009-4, Class BD, 4.50%, 2/25/2039	8	7
Series 2009-17, Class QS, IF, IO, 2.63%, 3/25/2039 (a)	59	4
Series 2009-62, Class HJ, 6.00%, 5/25/2039	18	18
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	179	33
Series 2009-47, Class MT, 7.00%, 7/25/2039	11	11
Series 2009-69, PO, 9/25/2039	76	59
Series 2009-84, Class WS, IF, IO, 1.88%, 10/25/2039 (a)	61	4
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	118	22
Series 2009-92, Class AD, 6.00%, 11/25/2039	97	97
Series 2009-99, Class SC, IF, IO, 2.16%, 12/25/2039 (a)	44	3
Series 2009-103, Class MB, 3.32%, 12/25/2039 (a)	363	363

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	280	287
Series 2009-112, Class ST, IF, IO, 2.23%, 1/25/2040 (a)	151	13
Series 2009-113, Class FB, 4.57%, 1/25/2040 (a)	113	112
Series 2010-23, Class KS, IF, IO, 3.08%, 2/25/2040 (a)	112	8
Series 2010-1, Class WA, 6.22%, 2/25/2040 (a)	484	499
Series 2010-49, Class SC, IF, 4.63%, 3/25/2040 (a)	159	155
Series 2010-16, Class WB, 6.16%, 3/25/2040 (a)	1,023	1,055
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	453	466
Series 2010-35, Class SB, IF, IO, 2.40%, 4/25/2040 (a)	123	9
Series 2010-40, Class FJ, 4.62%, 4/25/2040 (a)	62	62
Series 2010-42, Class S, IF, IO, 2.38%, 5/25/2040 (a)	61	4
Series 2010-43, Class FD, 4.62%, 5/25/2040 (a)	190	188
Series 2010-61, Class WA, 6.00%, 6/25/2040 (a)	169	174
Series 2010-68, Class SA, IF, IO, 0.98%, 7/25/2040 (a)	353	19
Series 2010-103, Class ME, 4.00%, 9/25/2040	392	375
Series 2010-111, Class AM, 5.50%, 10/25/2040	448	460
Series 2010-125, Class SA, IF, IO, 0.42%, 11/25/2040 (a)	365	13
Series 2010-123, Class FL, 4.45%, 11/25/2040 (a)	49	49
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,577	1,559
Series 2010-147, Class SA, IF, IO, 2.51%, 1/25/2041 (a)	1,357	161
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,697
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (a)	253	12
Series 2011-75, Class FA, 4.57%, 8/25/2041 (a)	51	50
Series 2011-118, Class LB, 7.00%, 11/25/2041	445	479
Series 2011-118, Class MT, 7.00%, 11/25/2041	717	767
Series 2011-118, Class NT, 7.00%, 11/25/2041	710	755
Series 2013-2, Class LZ, 3.00%, 2/25/2043	32	26
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,388	1,303
Series 2013-92, PO, 9/25/2043	870	660
Series 2013-101, Class DO, PO, 10/25/2043	1,004	746
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,640	1,575
Series 2018-63, Class DA, 3.50%, 9/25/2048	735	692
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,268	1,189
Series 2019-20, Class H, 3.50%, 5/25/2049	1,731	1,641
Series 2019-32, Class SD, IF, IO, 2.03%, 6/25/2049 (a)	4,151	358
Series 2010-103, Class SB, IF, IO, 2.08%, 11/25/2049 (a)	441	35
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,411
Series 2020-36, Class SH, IF, IO, 2.03%, 6/25/2050 (a)	13,342	1,761
Series 2020-61, Class SB, IF, IO, 0.18%, 9/25/2050 (a)	9,034	442
Series 2011-2, Class WA, 5.88%, 2/25/2051 (a)	85	86
Series 2011-43, Class WA, 5.84%, 5/25/2051 (a)	93	92
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	358	362
Series 2012-21, Class WA, 5.61%, 3/25/2052 (a)	662	671
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	404	406
Series 2007-W2, Class 1A1, 4.34%, 3/25/2037 (a)	158	154
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	75	76
Series 2007-W7, Class 1A4, IF, 15.08%, 7/25/2037 (a)	10	11

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	269	265
Series 2002-W10, IO, 0.92%, 8/25/2042 (a)	1,209	28
Series 2003-W4, Class 2A, 5.21%, 10/25/2042 (a)	19	19
Series 2003-W1, Class 1A1, 4.84%, 12/25/2042 (a)	136	130
Series 2003-W1, Class 2A, 5.31%, 12/25/2042 (a)	90	88
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	296	307
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	100	99
Series 2006-W3, Class 1AF1, 4.26%, 10/25/2046 (a)	70	69
Series 2009-W1, Class A, 6.00%, 12/25/2049	458	467
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 3.96%, 6/27/2036 (a)	169	167
Series 2007-54, Class FA, 4.42%, 6/25/2037 (a)	70	69
Series 2007-64, Class FB, 4.39%, 7/25/2037 (a)	126	123
Series 2007-106, Class A7, 6.24%, 10/25/2037 (a)	33	34
Series 2003-7, Class A1, 6.50%, 12/25/2042	156	160
FNMA, STRIPS
Series 213, Class 2, IO, 8.00%, 3/25/2023	1	—
Series 218, Class 2, IO, 7.50%, 4/25/2023	3	—
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	11	11
Series 293, Class 1, PO, 12/25/2024	24	23
Series 285, Class 1, PO, 2/25/2027	1	1
Series 331, Class 13, IO, 7.00%, 11/25/2032	86	13
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	38	5
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	82	11
Series 356, Class 3, IO, 5.00%, 1/25/2035	100	15
Series 365, Class 8, IO, 5.50%, 5/25/2036	128	28
Series 373, Class 1, PO, 7/25/2036	812	683
Series 374, Class 5, IO, 5.50%, 8/25/2036	51	10
Series 393, Class 6, IO, 5.50%, 4/25/2037	19	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	112	23
Forest Park Mhc sep32, 5.02%, 9/1/2032 (b)	1,020	1,042
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (a)	244	218
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	36	36
Series 2001-35, Class SA, IF, IO, 4.36%, 8/16/2031 (a)	29	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	147	6
Series 2003-90, PO, 10/20/2033	12	11
Series 2010-41, Class WA, 5.83%, 10/20/2033 (a)	528	540
Series 2003-112, Class SA, IF, IO, 2.66%, 12/16/2033 (a)	175	4
Series 2004-28, Class S, IF, 8.97%, 4/16/2034 (a)	43	46
Series 2004-46, Class AO, PO, 6/20/2034	62	51
Series 2010-103, Class WA, 5.68%, 8/20/2034 (a)	273	281
Series 2004-73, Class JL, IF, IO, 2.66%, 9/16/2034 (a)	591	51
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	14	14
Series 2004-90, Class SI, IF, IO, 2.16%, 10/20/2034 (a)	186	10
Series 2005-68, Class DP, IF, 7.07%, 6/17/2035 (a)	45	43
Series 2010-14, Class CO, PO, 8/20/2035	406	347

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	534	73
Series 2005-68, Class KI, IF, IO, 2.36%, 9/20/2035 (a)	335	29
Series 2005-72, Class AZ, 5.50%, 9/20/2035	335	340
Series 2005-85, IO, 5.50%, 11/16/2035	143	17
Series 2010-14, Class BO, PO, 11/20/2035	68	55
Series 2006-16, Class OP, PO, 3/20/2036	60	51
Series 2006-22, Class AO, PO, 5/20/2036	41	37
Series 2006-38, Class SW, IF, IO, 2.56%, 6/20/2036 (a)	17	—
Series 2006-34, PO, 7/20/2036	34	30
Series 2006-59, Class SD, IF, IO, 2.76%, 10/20/2036 (a)	53	3
Series 2011-22, Class WA, 5.89%, 2/20/2037 (a)	776	800
Series 2007-57, PO, 3/20/2037	70	66
Series 2007-17, Class JO, PO, 4/16/2037	48	40
Series 2007-17, Class JI, IF, IO, 2.92%, 4/16/2037 (a)	351	32
Series 2010-129, Class AW, 5.93%, 4/20/2037 (a)	281	290
Series 2007-31, Class AO, PO, 5/16/2037	282	231
Series 2007-25, Class FN, 4.19%, 5/16/2037 (a)	42	42
Series 2007-28, Class BO, PO, 5/20/2037	8	7
Series 2007-26, Class SC, IF, IO, 2.26%, 5/20/2037 (a)	156	6
Series 2007-36, Class HO, PO, 6/16/2037	8	7
Series 2007-36, Class SE, IF, IO, 2.58%, 6/16/2037 (a)	155	6
Series 2007-36, Class SG, IF, IO, 2.53%, 6/20/2037 (a)	226	9
Series 2007-45, Class QA, IF, IO, 2.70%, 7/20/2037 (a)	73	4
Series 2007-40, Class SD, IF, IO, 2.81%, 7/20/2037 (a)	179	11
Series 2007-42, Class SB, IF, IO, 2.81%, 7/20/2037 (a)	173	11
Series 2007-53, Class SW, IF, 8.39%, 9/20/2037 (a)	21	22
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	19	—
Series 2009-79, Class OK, PO, 11/16/2037	110	92
Series 2007-74, Class SL, IF, IO, 2.65%, 11/16/2037 (a)	528	39
Series 2007-76, Class SA, IF, IO, 2.59%, 11/20/2037 (a)	143	6
Series 2007-79, Class SY, IF, IO, 2.61%, 12/20/2037 (a)	197	7
Series 2008-2, Class MS, IF, IO, 3.27%, 1/16/2038 (a)	106	4
Series 2008-1, PO, 1/20/2038	24	19
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	233	241
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	315	32
Series 2008-10, Class S, IF, IO, 1.89%, 2/20/2038 (a)	79	3
Series 2009-106, Class ST, IF, IO, 2.06%, 2/20/2038 (a)	455	25
Series 2008-33, Class XS, IF, IO, 3.81%, 4/16/2038 (a)	79	5
Series 2008-36, Class SH, IF, IO, 2.36%, 4/20/2038 (a)	169	—
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,993	2,075
Series 2008-40, Class SA, IF, IO, 2.51%, 5/16/2038 (a)	665	40
Series 2008-55, Class SA, IF, IO, 2.26%, 6/20/2038 (a)	86	3
Series 2008-62, Class SA, IF, IO, 2.21%, 7/20/2038 (a)	502	8
Series 2008-71, Class SC, IF, IO, 2.06%, 8/20/2038 (a)	30	1
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	353	361
Series 2009-25, Class SE, IF, IO, 3.66%, 9/20/2038 (a)	80	4
Series 2011-97, Class WA, 6.11%, 11/20/2038 (a)	732	765
Series 2008-93, Class AS, IF, IO, 1.76%, 12/20/2038 (a)	136	7

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-96, Class SL, IF, IO, 2.06%, 12/20/2038 (a)	98	2
Series 2008-95, Class DS, IF, IO, 3.36%, 12/20/2038 (a)	321	16
Series 2011-163, Class WA, 5.89%, 12/20/2038 (a)	866	898
Series 2009-6, Class SA, IF, IO, 2.21%, 2/16/2039 (a)	95	1
Series 2009-10, Class SA, IF, IO, 2.01%, 2/20/2039 (a)	171	8
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	528	47
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	118	16
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	139	21
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	40	5
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	92	14
Series 2009-43, Class SA, IF, IO, 2.01%, 6/20/2039 (a)	115	4
Series 2009-42, Class SC, IF, IO, 2.14%, 6/20/2039 (a)	211	14
Series 2009-64, Class SN, IF, IO, 2.21%, 7/16/2039 (a)	162	9
Series 2009-54, Class JZ, 5.50%, 7/20/2039	860	887
Series 2009-67, Class SA, IF, IO, 2.16%, 8/16/2039 (a)	161	11
Series 2009-72, Class SM, IF, IO, 2.36%, 8/16/2039 (a)	299	19
Series 2009-104, Class AB, 7.00%, 8/16/2039	94	95
Series 2009-106, Class AS, IF, IO, 2.51%, 11/16/2039 (a)	367	31
Series 2015-91, Class W, 5.25%, 5/20/2040 (a)	692	706
Series 2013-75, Class WA, 5.12%, 6/20/2040 (a)	348	352
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	1,130	1,186
Series 2010-130, Class CP, 7.00%, 10/16/2040	231	247
Series 2010-157, Class OP, PO, 12/20/2040	547	456
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	5,006	4,857
Series 2011-100, Class MY, 4.00%, 7/20/2041	956	940
Series 2012-24, Class WA, 5.58%, 7/20/2041 (a)	1,746	1,795
Series 2013-26, Class AK, 4.68%, 9/20/2041 (a)	813	816
Series 2014-188, Class W, 4.55%, 10/20/2041 (a)	778	769
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	2,490	2,468
Series 2012-141, Class WC, 3.73%, 1/20/2042 (a)	1,225	1,183
Series 2012-141, Class WB, 4.02%, 9/16/2042 (a)	1,846	1,807
Series 2012-138, Class PT, 3.97%, 11/16/2042 (a)	2,132	2,086
Series 2013-54, Class WA, 4.88%, 11/20/2042 (a)	1,278	1,282
Series 2017-99, Class PT, 6.02%, 8/20/2044 (a)	784	823
Series 2021-103, Class WA, 4.27%, 6/20/2045 (a)	3,899	3,833
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,953	1,895
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,567	1,523
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,980	263
Series 2019-31, Class TS, IF, IO, 2.11%, 3/20/2049 (a)	18,640	1,263
Series 2019-111, IO, 5.00%, 4/20/2049	6,260	997
Series 2019-65, Class ST, IF, IO, 2.11%, 5/20/2049 (a)	8,741	714
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	4,014	467
Series 2019-112, Class GS, IF, IO, 2.13%, 9/20/2049 (a)	2,166	216
Series 2019-112, Class SG, IF, IO, 2.16%, 9/20/2049 (a)	3,036	253
Series 2019-152, Class SB, IF, IO, 2.78%, 12/20/2049 (a)	20,529	318
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	5,870	948
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	22,814	3,574
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	11,039	1,919

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	11,167	2,099
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	14,721	2,624
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	22,549	3,225
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	11,770	1,819
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	18,403	2,820
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	25,152	3,556
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	22,714	750
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	19,374	554
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	25,047	3,545
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	14,819	2,489
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	21,949	2,514
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	15,463	2,060
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	10,931	1,968
Series 2021-226, Class ZH, 3.00%, 12/20/2051	2,149	1,531
Series 2012-H24, Class FG, 3.57%, 4/20/2060 (a)	17	17
Series 2013-H03, Class FA, 3.44%, 8/20/2060 (a)	2	2
Series 2013-H05, Class FB, 3.54%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 3.69%, 4/20/2062 (a)	7	7
Series 2012-H08, Class FC, 3.71%, 4/20/2062 (a)	1,278	1,267
Series 2013-H02, Class HF, 3.44%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 3.46%, 1/20/2063 (a)	1,043	1,030
Series 2013-H04, Class SA, 3.56%, 2/20/2063 (a)	1,463	1,440
Series 2013-H08, Class BF, 3.54%, 3/20/2063 (a)	649	640
Series 2013-H07, Class HA, 3.55%, 3/20/2063 (a)	1,882	1,861
Series 2013-H09, Class HA, 1.65%, 4/20/2063	32	30
Series 2015-H24, Class FA, 3.79%, 9/20/2065 (a)	1,515	1,488
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (a)	1,352	1,325
Series 2016-H13, Class FT, 3.72%, 5/20/2066 (a)	637	633
Series 2016-H13, Class FD, 4.32%, 5/20/2066 (a)	2,428	2,414
Series 2016-H16, Class FC, 3.16%, 7/20/2066 (a)	4,163	4,086
Series 2016-H23, Class F, 3.89%, 10/20/2066 (a)	1,440	1,418
Series 2016-H26, Class FC, 4.14%, 12/20/2066 (a)	985	973
Series 2017-H05, Class FC, 3.18%, 2/20/2067 (a)	1,045	1,026
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (a)	3,992	210
Series 2017-H11, Class XI, IO, 1.41%, 5/20/2067 (a)	10,322	509
Series 2017-H14, Class XI, IO, 1.23%, 6/20/2067 (a)	4,547	200
Series 2017-H14, Class AI, IO, 1.56%, 6/20/2067 (a)	5,333	352
Series 2020-H11, Class GI, IO, 3.34%, 7/20/2067 (a)	4,622	199
Series 2017-H16, Class F, 3.61%, 8/20/2067 (a)	2,616	2,555
Series 2017-H17, Class FQ, 3.98%, 9/20/2067 (a)	3,338	3,270
Series 2017-H25, Class HI, IO, 2.11%, 10/20/2067 (a)	18,340	494
Series 2018-H04, Class FE, 1.00%, 2/20/2068 (a)	1,161	1,126
Series 2018-H13, Class DF, 3.58%, 7/20/2068 (a)	3,447	3,359
Series 2018-H18, Class AI, IO, 0.51%, 9/20/2068 (a)	52,334	2,162
Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069 (a)	11,407	193
Series 2019-H14, Class IE, IO, 1.65%, 5/20/2069 (a)	33,168	333
Series 2019-H10, Class IB, IO, 2.10%, 5/20/2069 (a)	16,293	345
Series 2019-H12, Class JI, IO, 2.09%, 7/20/2069 (a)	15,431	397

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-H14, Class KI, IO, 2.32%, 7/20/2069 (a)	10,574	311
Series 2019-H15, Class IJ, IO, 2.30%, 8/20/2069 (a)	11,216	488
Series 2019-H18, Class CI, IO, 0.38%, 10/20/2069 (a)	22,401	1,346
Series 2019-H18, Class KI, IO, 2.40%, 11/20/2069 (a)	12,942	374
Series 2020-H02, Class DI, IO, 2.32%, 12/20/2069 (a)	14,284	503
Series 2020-H05, IO, 0.02%, 3/20/2070 (a)	21,754	1,381
Series 2020-H07, Class DI, IO, 0.01%, 4/20/2070 (a)	28,839	1,429
Series 2020-H09, Class IE, IO, 0.23%, 5/20/2070 (a)	9,474	340
Series 2020-H17, Class IJ, IO, 0.44%, 10/20/2070 (a)	11,296	339
Series 2020-H17, Class IK, IO, 0.68%, 10/20/2070 (a)	43,552	1,652
Series 2021-H01, Class AI, IO, 0.14%, 11/20/2070 (a)	83,595	3,198
Series 2020-H22, Class IH, IO, 0.01%, 12/20/2070 (a)	11,153	364
Series 2020-H22, Class JI, IO, 0.01%, 12/20/2070 (a)	120,472	3,873
Series 2021-H01, Class DI, IO, 1.71%, 12/20/2070 (a)	27,512	1,325
Series 2020-H21, Class FL, 2.59%, 12/20/2070 (a)	14,209	13,979
Series 2021-H02, Class IJ, IO, 0.01%, 1/20/2071 (a)	121,376	3,983
Series 2021-H02, Class HI, IO, 1.04%, 1/20/2071 (a)	49,898	1,124
Series 2021-H02, Class JI, IO, 1.19%, 1/20/2071 (a)	27,012	991
Series 2021-H02, Class IH, IO, 1.28%, 1/20/2071 (a)	17,413	595
Series 2021-H02, Class TF, 2.59%, 1/20/2071 (a)	9,561	9,471
Series 2021-H03, Class IE, IO, 0.01%, 2/20/2071 ‡ (a)	9,273	234
Series 2021-H03, Class IP, IO, 0.01%, 2/20/2071 (a)	41,958	1,327
Series 2021-H03, Class PI, IO, 0.01%, 2/20/2071 (a)	33,224	1,036
Series 2021-H05, Class IQ, IO, 0.01%, 2/20/2071 (a)	84,459	3,070
Series 2021-H03, Class IN, IO, 1.14%, 2/20/2071 (a)	51,719	1,733
Series 2021-H03, Class NI, IO, 1.27%, 2/20/2071 (a)	27,317	867
Series 2021-H03, Class TI, IO, 1.34%, 2/20/2071 (a)	35,053	2,233
Series 2021-H05, Class QI, IO, 0.95%, 3/20/2071 (a)	115,001	3,013
Series 2021-H06, Class IA, IO, 1.00%, 3/20/2071 (a)	18,597	506
Series 2021-H06, Class LF, 4.89%, 3/20/2071 (a)	44,859	45,740
Series 2021-H06, Class QI, IO, 0.88%, 4/20/2071 (a)	41,850	1,001
Series 2021-H06, IO, 1.36%, 4/20/2071 (a)	76,452	3,028
Series 2021-H14, Class IY, IO, 0.67%, 9/20/2071 (a)	72,109	1,469
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	924	854
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	173	158
Series 2004-4, Class 1AF, 4.44%, 6/25/2034 (a) (c)	95	81
Series 2005-RP2, Class 1AF, 4.39%, 3/25/2035 (a) (c)	175	164
Series 2005-RP3, Class 1AS, IO, 0.53%, 9/25/2035 ‡ (a) (c)	534	7
Series 2005-RP3, Class 1AF, 4.39%, 9/25/2035 (a) (c)	1,174	1,000
Series 2006-RP2, Class 1AS2, IF, IO, 2.50%, 4/25/2036 ‡ (a) (c)	1,019	62
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	99	96
Series 2003-13, Class 1A1, 4.12%, 10/25/2033 (a)	23	22
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	5
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	129	123
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	148	146
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	46	43

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-5F, Class 8A3, 4.54%, 6/25/2035 (a)	26	24
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	295	280
Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	47	27
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,220	635
He Paddocks of Sar nov32, 5.14%, 11/1/2032 (b)	4,000	4,121
Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 5.15%, 1/25/2034 ‡ (a) (c)	3,095	3,013
Impac CMB Trust Series 2005-2, Class 2M1, 4.82%, 4/25/2035 ‡ (a)	31	26
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	212	210
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.07%, 3/25/2036 (a)	73	51
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 4.19%, 11/25/2033 (a)	84	80
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (a)	146	138
Series 2004-A3, Class 4A1, 3.63%, 7/25/2034 (a)	6	6
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (a)	136	133
Series 2006-A3, Class 6A1, 3.75%, 8/25/2034 (a)	43	41
Series 2004-A4, Class 1A1, 3.93%, 9/25/2034 (a)	19	17
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2005-A1, Class 3A4, 3.53%, 2/25/2035 (a)	87	81
Series 2007-A1, Class 5A2, 3.35%, 7/25/2035 (a)	51	49
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (c) (d)	3,409	3,399
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (d)	4,032	3,621
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.91%, 4/25/2036 (a)	200	131
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	43	34
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	323	111
LHOME Mortgage Trust
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (c)	255	255
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (c)	4,805	4,528
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.03%, 4/21/2034 (a)	39	37
Series 2004-3, Class 4A2, 2.69%, 4/25/2034 (a)	27	24
Series 2004-4, Class 2A1, 3.60%, 5/25/2034 (a)	16	15
Series 2004-13, Class 3A7, 3.87%, 11/21/2034 (a)	187	167
Series 2004-15, Class 3A1, 3.44%, 12/25/2034 (a)	31	29
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	109	110
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	37	35
Series 2004-1, Class 30, PO, 2/25/2034 ‡	33	22
Series 2004-3, Class 30, PO, 4/25/2034 ‡	79	54
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	38	6
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	86	84
Series 2004-5, Class 30, PO, 6/25/2034 ‡	96	65
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	24	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	36	5
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	353	326
Series 2004-7, Class 30, PO, 8/25/2034 ‡	21	15

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	94	12
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	703	109
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	—(e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	37	34
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	44	36
Series 2004-1, Class 30, PO, 2/25/2034 ‡	5	3
Series 2004-3, PO, 3/25/2034 ‡	3	2
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.39%, 5/25/2035 (a) (c)	1,178	625
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (c)	47	29
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 4.39%, 3/25/2028 (a)	36	34
Series 2003-E, Class A1, 4.66%, 10/25/2028 (a)	184	169
Series 2003-F, Class A1, 4.68%, 10/25/2028 (a)	239	221
Series 2004-D, Class A2, 4.29%, 9/25/2029 (a)	122	114
Series 2004-E, Class A2A, 4.88%, 11/25/2029 (a)	50	47
Series 2003-A5, Class 2A6, 3.31%, 8/25/2033 (a)	62	57
Series 2004-A4, Class A2, 3.52%, 8/25/2034 (a)	126	115
Series 2004-1, Class 2A1, 3.01%, 12/25/2034 (a)	104	95
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 3.65%, 7/25/2033 (a)	45	41
Series 2005-A1, Class 3A, 3.58%, 12/25/2034 (a)	19	18
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (c)	7,497	6,801
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	168	161
MortgageIT Trust Series 2005-5, Class A1, 4.56%, 12/25/2035 (a)	28	26
MRA Issuance Trust
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (a) (c)	9,032	8,208
Series 2021-EBO2, Class A, 4.35%, 4/5/2023 (a) (c)	9,930	9,521
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	180	155
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	22
Series 2003-A1, Class A1, 5.50%, 5/25/2033	5	5
Series 2003-A1, Class A2, 6.00%, 5/25/2033	13	13
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	111	106
Series 2005-4, Class 2, PO, 10/25/2035 ‡	50	33
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	10,669	9,892
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	4,943	4,515
RALI Trust
Series 2002-QS16, Class A3, IF, 8.22%, 10/25/2017 (a)	—	—
Series 2003-QS12, Class A2A, IF, IO, 4.01%, 6/25/2018 ‡ (a)	—	—(e)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—(e)
Series 2004-QA4, Class NB3, 4.70%, 9/25/2034 ‡ (a)	77	69
Series 2004-QA6, Class NB2, 3.32%, 12/26/2034 (a)	36	32
Series 2005-QA6, Class A32, 4.26%, 5/25/2035 (a)	487	278
Series 2005-QA10, Class A31, 4.39%, 9/25/2035 (a)	59	39
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	110	83

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	86	81
Series 2004-IP2, Class 1A1, 4.19%, 12/25/2034 (a)	235	233
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	439	84
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	181	101
Rillion Capital Iii Frn, 7.25%, 11/15/2024 ‡	8,051	8,051
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,760
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	13,755	12,970
Series 2017-4, Class M60C, 3.50%, 6/25/2057	13,780	13,066
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	2,508	2,267
Series 2018-3, Class M55D, 4.00%, 8/25/2057 ‡ (a)	9,388	8,946
Series 2018-2, Class M55D, 4.00%, 11/25/2057	11,034	10,594
Series 2019-1, Class M55D, 4.00%, 7/25/2058	3,189	3,050
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,883	3,714
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,532	2,423
Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,316	3,970
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	6,854	6,155
Series 2022-1, Class MBU, 3.25%, 11/25/2061 ‡	10,137	7,867
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 4.70%, 4/20/2033 (a)	147	133
Series 2004-8, Class A2, 4.25%, 9/20/2034 (a)	238	222
Series 2004-8, Class A1, 4.64%, 9/20/2034 (a)	292	252
Series 2004-9, Class A1, 4.62%, 10/20/2034 (a)	605	533
Series 2004-10, Class A1A, 4.56%, 11/20/2034 (a)	213	187
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.60%, 10/19/2034 (a)	254	235
Series 2005-AR5, Class A3, 4.44%, 7/19/2035 (a)	517	456
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 3.96%, 11/25/2033 (a)	51	49
Series 2003-37A, Class 2A, 3.72%, 12/25/2033 (a)	479	440
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.68%, 9/25/2043 (a)	21	20
Series 2004-1, Class II2A, 1.73%, 3/25/2044 ‡ (a)	14	14
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (c) (d)	4,336	4,079
Series 2019-3, Class M2, 4.25%, 2/25/2059 ‡ (a) (c)	7,550	6,052
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	14,663	11,837
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	9,622
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (c)	2,198	2,189
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (a)	27,000	27,000
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	152	152
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	80	81
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	40	41
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	90	92
Series 1998-1, Class 2E, 7.00%, 3/15/2028	75	76
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (c) (d)	1,545	1,391

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	125	121
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	33	32
Series 2003-AR7, Class A7, 3.80%, 8/25/2033 (a)	124	112
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (a)	94	88
Series 2003-AR9, Class 1A6, 4.13%, 9/25/2033 (a)	329	300
Series 2003-AR9, Class 2A, 4.17%, 9/25/2033 (a)	44	39
Series 2003-S9, Class P, PO, 10/25/2033 ‡	4	3
Series 2003-AR11, Class A6, 4.23%, 10/25/2033 (a)	237	215
Series 2003-S9, Class A8, 5.25%, 10/25/2033	237	228
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (a)	19	17
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (a)	129	117
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	284	275
Series 2006-AR10, Class 2P, 3.57%, 9/25/2036 ‡ (a)	29	27
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	33	29
Series 2005-2, Class 1A4, IF, IO, 1.01%, 4/25/2035 ‡ (a)	1,775	67
Series 2005-4, Class CB7, 5.50%, 6/25/2035	227	203
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	145	121
Series 2005-11, Class A4, IF, IO, 0.91%, 1/25/2036 ‡ (a)	2,610	98
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	133	132
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 4.02%, 10/25/2034 (a)	193	179
Series 2007-7, Class A7, 6.00%, 6/25/2037	86	72
Total Collateralized Mortgage Obligations (Cost $763,842)		668,159
Asset-Backed Securities — 13.7%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (c)	1,262	1,200
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 ‡ (c)	5,159	4,507
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 4.77%, 12/18/2037 (a) (c)	5,488	5,325
Series 2021-FL4, Class B, 5.34%, 12/18/2037 ‡ (a) (c)	2,000	1,922
American Homes 4 Rent Trust
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (c)	4,085	3,933
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (c)	1,500	1,462
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (c)	1,570	1,519
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (c)	3,650	3,537
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (c)	3,172	3,129
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,194
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (c)	3,975	3,855
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	2,964
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (c)	4,200	4,090
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 ‡ (c)	310	276
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 ‡ (c)	4,200	3,707
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (c)	4,000	3,523
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (c)	200	174
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 ‡ (c)	8,181	6,783

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridge Trust Series 2022-SFR1, 4.45%, 11/17/2037 (c)	4,000	3,635
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 ‡ (c)	6,763	6,270
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,673	3,641
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (c)	2,694	2,672
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,134	999
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (c)	11,500	10,481
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (d)	462	423
Series 2003-4, Class 1A5, 4.89%, 5/25/2033 ‡ (d)	258	241
Series 2003-6, Class 1A7, 4.88%, 11/25/2034 ‡ (d)	164	161
CoreVest American Finance Trust
Series 2017-2, Class M, 5.60%, 12/25/2027 ‡ (a) (c)	2,200	1,941
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (c)	4,724	4,152
Series 2019-3, Class XB, IO, 1.56%, 10/15/2052 (a) (c)	27,000	1,935
Series 2019-3, Class XA, IO, 2.20%, 10/15/2052 (a) (c)	13,478	408
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	1,759	1,647
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	4,096	3,541
Diamond Resorts Owner Trust
Series 2018-1, Class B, 4.19%, 1/21/2031 ‡ (c)	829	810
Series 2019-1A, Class A, 2.89%, 2/20/2032 (c)	1,502	1,463
Series 2019-1A, Class B, 3.53%, 2/20/2032 ‡ (c)	1,252	1,217
Series 2019-1A, Class C, 4.02%, 2/20/2032 ‡ (c)	1,230	1,190
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	4,648	4,281
Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (c)	2,483	2,251
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (c)	4,229	3,849
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,454	1,238
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (c)	448	430
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	8,779
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 ‡ (c)	2,000	1,631
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (c)	11,712	10,032
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (c)	5,235	4,388
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 ‡ (c)	3,000	2,522
FMC GMSR Issuer Trust
3.65%, 2/25/2024 (a) (c)	15,000	14,347
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	9,800	8,548
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	11,250	9,162
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	13,222	10,635
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡ (a) (c)	1,850	1,371
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	11,900	10,507
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	7,301
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	1,500	1,344
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	8	8
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (a)	7,560	7,419
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (c)	1,693	1,457
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (c)	238	221

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Harvest SBA Loan Trust Series 2021-1, Class A, 5.36%, 4/25/2048 (a) (c)	4,269	4,188
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	702	648
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	573	548
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (c)	574	520
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (c)	17	16
Series 2016-2A, Class A, 3.75%, 9/20/2041 (c)	675	656
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (c)	427	398
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (c)	1,369	1,290
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (c)	1,369	1,300
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (c)	642	608
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (c)	957	885
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 ‡ (c)	2,086	1,979
Series 2022-2A, Class C, 5.57%, 1/25/2037 ‡ (c)	4,925	4,739
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	2,074	1,994
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (c)	1,861	1,704
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,903	3,525
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,521	3,007
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (c)	58	—
Series 2012-4, Class A, IO, 0.95%, 9/25/2037 ‡ (a) (c)	3,790	86
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 ‡ (a) (c)	2,953	36
Series 2015-2, Class A, IO, 3.03%, 7/25/2041 ‡ (a) (c)	481	50
LFT CRE Ltd. Series 2021-FL1, Class C, 5.83%, 6/15/2039 ‡ (a) (c)	8,000	7,664
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 4.79%, 2/25/2034 ‡ (a)	295	277
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	33,144	232
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (c)	1,023	987
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 ‡ (c)	1,192	1,092
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (c)	794	736
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (c)	2,605	2,361
Series 2021-1WA, Class C, 1.94%, 1/22/2041 ‡ (c)	4,272	3,807
Series 2022-2A, Class C, 7.62%, 10/21/2041 ‡ (c)	5,000	5,052
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.83%, 11/25/2033 ‡ (d)	162	151
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (c)	6,152	5,314
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	6,041	5,498
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	10,530	9,332
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	10,716	9,479
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	10,444	9,197
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	4,728	4,324
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 ‡ (c)	2,139	2,010
Pagaya AI Technology in Housing Trust Series 2022-1, Class C, 4.25%, 8/25/2025 ‡ (c)	6,635	6,040
PFP Ltd. (Cayman Islands) Series 2021-7, Class B, 5.30%, 4/14/2038 ‡ (a) (c)	7,100	6,616
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	10,161	8,917

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (c) (d)	6,356	5,739
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (c) (d)	3,688	3,309
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 ‡ (c) (d)	4,117	3,705
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (c)	4,000	3,347
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 ‡ (c)	3,458	2,865
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	9,000	7,731
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (c)	12,690	11,871
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (c)	1,325	1,241
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (c)	6,390	5,804
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 ‡ (c)	3,000	2,519
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (c)	9,550	7,989
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 ‡ (c)	6,775	5,651
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 ‡ (c)	6,000	4,924
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 ‡ (c)	4,555	4,034
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	10,364
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	479	144
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (c)	304	275
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	148	137
Repo Buyer Series 2019-PC, 6.85%, 8/15/2024 ‡ (a)	5,499	5,231
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	2,772	2,426
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	588	575
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.91%, 1/25/2036 ‡ (d)	56	43
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035 ‡ (c)	170	165
Series 2019-1A, Class C, 3.77%, 1/20/2036 ‡ (c)	692	649
Series 2019-3A, Class B, 2.75%, 8/20/2036 ‡ (c)	2,091	1,958
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (c)	4,324	3,947
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (c)	2,746	2,505
Series 2022-3A, Class C, 7.63%, 7/20/2039 ‡ (c)	6,995	7,035
Series 2022-2A, Class C, 6.36%, 6/20/2040 ‡ (c)	5,561	5,419
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	33	29
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	154	89
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 ‡ (c)	5,669	5,193
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (c) (d)	6,529	6,232
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (d)	3,997	3,613
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (c) (d)	9,295	8,448
vMobo, Inc., 7.46%, 7/18/2027 ‡	10,257	9,641
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (c) (d)	4,008	3,554
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (d)	3,048	2,699
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (c) (d)	10,142	9,080
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (d)	13,274	11,748
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (c) (d)	7,509	6,628

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (c) (d)	4,308	4,011
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (d)	8,305	7,390
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	314	304
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	1,551	1,491
Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (c)	1,534	1,468
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (c)	1,670	1,646
Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (c)	2,872	2,698
Total Asset-Backed Securities (Cost $576,171)		529,475
Commercial Mortgage-Backed Securities — 9.5%
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (c)	10,000	9,325
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (c)	2,500	1,847
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (c)	4,500	4,343
Series 2014-FRR8, Class A, 2.03%, 11/26/2047 (a) (c)	8,915	7,990
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	4,100	3,806
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 ‡ (a) (c)	3,575	3,128
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.10%, 2/28/2025 ‡ (a) (c)	10,000	8,768
CCH II Series 2021-1 A, Class A, 5.13%, 12/15/2027 ‡	8,074	7,671
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (c)	1,247	1,227
Series 2020-SBX, Class D, 2.40%, 1/10/2038 ‡ (a) (c)	4,000	3,350
Series 2013-CR9, Class XB, IO, 0.22%, 7/10/2045 ‡ (a) (c)	134,416	128
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	3,900	3,522
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (c)	1,700	1,305
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	737	678
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (c)	56,675	7,515
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 5.55%, 1/25/2051 (a) (c)	5,545	5,177
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	49,650	1,209
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	45,044	1,212
Series K065, Class AM, 3.33%, 5/25/2027	993	948
Series K740, Class XAM, IO, 1.20%, 10/25/2027 (a)	33,000	1,507
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	3,922
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (a)	53,095	3,533
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300	1,290
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,211
Series K142, Class A2, 2.40%, 3/25/2032	14,100	12,024
Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (a)	128,575	9,285
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 ‡ (a)	98,156	4,057
Series K146, Class A2, 2.92%, 6/25/2054	8,700	7,724
Series K145, Class A2, 2.58%, 6/25/2055	4,270	3,677
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	113	113

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	560	549
Series 2015-M7, Class A2, 2.59%, 12/25/2024	814	779
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (a)	1,619	1,559
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	1,434	1,329
Series 2018-M7, Class A2, 3.14%, 3/25/2028 (a)	4,042	3,810
Series 2018-M10, Class A1, 3.47%, 7/25/2028 (a)	346	342
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	8,151	7,172
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	4,152	3,973
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	892	774
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	5,189	380
Series 2020-M11, IO, 1.87%, 1/25/2029 (a)	78,632	6,629
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (a)	1,105	1,018
Series 2020-M39, Class X1, IO, 2.09%, 7/25/2030 (a)	48,335	4,160
Series 2020-M50, Class A1, 0.67%, 10/25/2030	204	188
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	112
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (a)	1,984	149
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	2,533	2,218
Series 2021-M4, Class A1, 0.96%, 2/25/2031	16,026	13,779
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	17,600	14,030
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900	15,173
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (a)	24,000	19,548
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730	18,748
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (a)	3,000	2,896
Series 2022-M13, Class A2, 2.68%, 6/25/2032	15,000	12,877
Series 2021-M6, Class A1, 1.53%, 3/25/2033 (a)	4,569	4,065
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000	4,055
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2,013	1,877
Series 2021-M3, Class X1, IO, 2.06%, 11/25/2033 (a)	13,311	1,208
Series 2019-M10, Class X, IO, 1.02%, 5/25/2049 (a)	64,035	3,581
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (c)	2,050	1,874
Series 2019-K736, Class B, 3.89%, 7/25/2026 (a) (c)	6,500	6,041
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (c)	3,099	2,983
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (c)	1,626	1,561
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	4,095	3,879
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (c)	3,000	2,828
Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (c)	3,691	3,450
Series 2015-K48, Class C, 3.77%, 8/25/2048 (a) (c)	6,175	5,798
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (c)	3,000	2,808
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	2,100	1,993
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	1,000	955
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (c)	1,902	1,757
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662	3,371
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240	1,131
Series 2018-K73, Class B, 3.99%, 2/25/2051 (a) (c)	1,150	1,052
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	1,075	997
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.09%, 12/27/2046 (a) (c)	13,390	12,714
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.45%, 6/12/2043 ‡ (a)	1,479	—

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,412
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 5.98%, 4/15/2038 ‡ (a) (c)	2,400	2,251
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,593
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (c)	7,000	6,168
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	3,200	3,080
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	2,123	2,101
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	3,500	2,823
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	5,000	3,491
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	95	95
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 0.67%, 5/10/2063 ‡ (a) (c)	1,557	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	—	—
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (c)	403	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.02%, 2/15/2040 (a) (c)	4,586	4,280
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (a) (c)	750	691
Total Commercial Mortgage-Backed Securities (Cost $397,970)		364,647
U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds
3.50%, 2/15/2039	37,000	35,624
4.63%, 2/15/2040	6,800	7,482
1.13%, 5/15/2040	20,000	12,798
3.88%, 8/15/2040	15,000	14,959
2.25%, 5/15/2041	10,000	7,684
2.38%, 2/15/2042	107,500	83,627
2.25%, 2/15/2052	25,000	18,054
U.S. Treasury Notes 2.88%, 5/15/2032 (f)	40,000	37,494
U.S. Treasury STRIPS Bonds 7.98%, 11/15/2030 (g)	150	111
Total U.S. Treasury Obligations (Cost $261,930)		217,833

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (h) (i) (Cost $125,612)	125,595	125,633
Total Investments — 102.9% (Cost $4,401,891)		3,972,247
Liabilities in Excess of Other Assets — (2.9)%		(110,237)
NET ASSETS — 100.0%		3,862,010

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of November 30, 2022.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	789	03/22/2023	USD	89,786	701
U.S. Treasury 10 Year Ultra Note	543	03/22/2023	USD	65,270	656
U.S. Treasury 5 Year Note	1,447	03/31/2023	USD	157,430	1,264
					2,621

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$258,062	$271,413	$529,475
Collateralized Mortgage Obligations	—	586,854	81,305	668,159
Commercial Mortgage-Backed Securities	—	312,878	51,769	364,647
Mortgage-Backed Securities	—	2,066,500	—	2,066,500
U.S. Treasury Obligations	—	217,833	—	217,833
Short-Term Investments
Investment Companies	125,633	—	—	125,633
Total Investments in Securities	$125,633	$3,442,127	$404,487	$3,972,247
Appreciation in Other Financial Instruments
Futures Contracts	$2,621	$—	$—	$2,621
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$205,290	$(887)	$(17,460)	$(91)	$85,671	$(57,109)	$70,483	$(20,132)	$5,648	$271,413
Collateralized Mortgage Obligations	138,904	(2,474)	(7,338)	(676)	10,022	(52,019)	9,579	(4,743)	(9,950)	81,305
Commercial Mortgage-Backed Securities	66,059	(11)	(4,545)	(488)	12,543	(26,091)	—	—	4,302	51,769
Total	$410,253	$(3,372)	$(29,343)	$(1,255)	$108,236	$(135,219)	$80,062	$(24,875)	$—	$404,487

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(32,270).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$230,622	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.59%)
		Constant Default Rate	0.00% - 4.24% (0.03%)
		Yield (Discount Rate of Cash Flows)	5.88% - 11.75% (7.72%)

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	230,622
	56,841	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 100.00% (60.09%)
			Constant Default Rate	0.00% - 6.69% (0.26%)
			Yield (Discount Rate of Cash Flows)	5.15% - 44.54% (6.76%)

Collateralized Mortgage Obligations	56,841
	22,798	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.80%)
			Yield (Discount Rate of Cash Flows)	5.91% - 81.25% (11.08%)

Commercial Mortgage- Backed Securities	22,798
Total	$310,261

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $94,226. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$285,727	$1,703,420	$1,863,512	$(25)	$23	$125,633	125,595	$1,333	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.